UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)

Registrant’s telephone number, including area code 877-833-7113

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

AZL® Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL Balanced Index Strategy Fund	$1,000.00	$1,049.10	$0.46	0.09%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL Balanced Index Strategy Fund	$1,000.00	$1,024.42	$0.45	0.09%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Composition

(Unaudited)

Investment	Percentage of net assets+
Fixed Income	49.8%
Domestic Equities	37.6
International Equities	12.7
Money Markets	— ^

Total	100.1%

^	Represents less than 0.005%.
+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2012

(Unaudited)

Shares		Fair Value

Affiliated Investment Companies (100.1%):
14,840,628	AZL Enhanced Bond Index Fund	$167,402,279
3,449,244	AZL International Index Fund	42,943,091
1,546,717	AZL Mid Cap Index Fund	25,118,679
9,333,439	AZL S&P 500 Index Fund, Class 2	88,387,668
1,255,898	AZL Small Cap Stock Index Fund	13,350,195

Total Affiliated Investment Companies (Cost $301,807,407)		337,201,912

Unaffiliated Investment Company (0.0%):
56,910	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(a)	56,910

Total Unaffiliated Investment Company (Cost $56,910)		56,910

Total Investment Securities (Cost $301,864,317)(b) — 100.1%		337,258,822
Net other assets (liabilities) — (0.1)%		(247,780)

Net Assets — 100.0%		$337,011,042

Percentages indicated are based on net assets as of June 30, 2012.

(a)	The rate represents the effective yield at June 30, 2012.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$56,910
Investments in affiliates, at cost	301,807,407

Total investment securities, at cost	$301,864,317

Investments in non-affiliates, at value	$56,910
Investments in affiliates, at value	337,201,912

Total investment securities, at value	337,258,822
Receivable for capital shares issued	57,965
Prepaid expenses	1,541

Total Assets	337,318,328

Liabilities:
Payable for affiliated investments purchased	56,910
Payable for capital shares redeemed	215,404
Manager fees payable	13,574
Administration fees payable	4,466
Custodian fees payable	272
Administrative and compliance services fees payable	2,714
Other accrued liabilities	13,946

Total Liabilities	307,286

Net Assets	$337,011,042

Net Assets Consist of:
Capital	$295,317,641
Accumulated net investment income/(loss)	4,604,423
Accumulated net realized gains/(losses) from investment transactions	1,694,473
Net unrealized appreciation/(depreciation) on investments	35,394,505

Net Assets	$337,011,042

Shares of beneficial interest (unlimited number of shares authorized, no par value)	25,014,421
Net Asset Value (offering and redemption price per share)	$13.47

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends from affiliates	$129

Total Investment Income	129

Expenses:
Manager fees	81,537
Administration fees	28,660
Custodian fees	750
Administrative and compliance services fees	5,132
Trustee fees	11,195
Professional fees	9,728
Shareholder reports	6,716
Other expenses	4,704

Total expenses	148,422

Net Investment Income/(Loss)	(148,293)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	245,956
Change in unrealized appreciation/depreciation on investments	14,961,071

Net Realized/Unrealized Gains/(Losses) on Investments	15,207,027

Change in Net Assets Resulting From Operations	$15,058,734

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Statements of Changes in Net Assets

	AZL Balanced Index Strategy Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(148,293)	$2,790,841
Net realized gains/(losses) on investment transactions	245,956	3,503,866
Change in unrealized appreciation/depreciation on investments	14,961,071	(895,558)

Change in net assets resulting from operations	15,058,734	5,399,149

Dividends to Shareholders:
From net investment income	—	(1,928,123)

Change in net assets resulting from dividends to shareholders	—	(1,928,123)

Capital Transactions:
Proceeds from shares issued	37,019,814	92,317,289
Proceeds from dividends reinvested	—	1,928,123
Value of shares redeemed	(13,241,721)	(18,933,793)

Change in net assets resulting from capital transactions	23,778,093	75,311,619

Change in net assets	38,836,827	78,782,645
Net Assets:
Beginning of period	298,174,215	219,391,570

End of period	$337,011,042	$298,174,215

Accumulated net investment income/(loss)	$4,604,423	$4,752,716

Share Transactions:
Shares issued	2,776,415	7,181,805
Dividends reinvested	—	154,869
Shares redeemed	(985,413)	(1,483,791)

Change in shares	1,791,002	5,852,883

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund*

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	July 10, 2009 to December 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.84		$12.63	$11.43	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.02)		0.10	0.06	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.65		0.20	1.14	1.43

Total from Investment Activities	0.63		0.30	1.20	1.43

Dividends to Shareholders From:
Net Investment Income	—		(0.09)	—	—

Total Dividends	—		(0.09)	—	—

Net Asset Value, End of Period	$13.47		$12.84	$12.63	$11.43

Total Return(c)	4.91	%(d)	2.41%	10.50%	14.30	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$337,011		$298,174	$219,392	$137,067
Net Investment Income/(Loss)(e)	(0.09)%		1.10%	0.58%	(0.03)%
Expenses Before Reductions(e)(f)	0.09%		0.09%	0.10%	0.20%
Expenses Net of Reductions(e)	0.09%		0.09%	0.10%	0.20%
Portfolio Turnover Rate(g)	4	%(d)	6%	4%	50	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index Strategy Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Balanced Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2012, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $2,203 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$337,201,912	$—	$337,201,912
Unaffiliated Investment Company	56,910	—	56,910

Total Investment Securities	$337,258,822	$—	$337,258,822

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Balanced Index Strategy Fund	$36,057,010	$13,000,269

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $302,088,407. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$36,167,054
Unrealized depreciation	(996,639)

Net unrealized appreciation	$35,170,415

During the year ended December 31, 2011, the Fund utilized $71,416 in capital loss carry forwards (“CLCFs”) to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Balanced Index Strategy Fund	$1,928,123	$—	$1,928,123

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Balanced Index Strategy Fund	$4,752,716	$1,468,683	$20,413,268	$26,634,667

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL FusionSM Balanced Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL Fusion Balanced Fund	$1,000.00	$1,053.10	$0.92	0.18%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL Fusion Balanced Fund	$1,000.00	$1,023.97	$0.91	0.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Composition

(Unaudited)

Investment	Percentage of net assets+
Fixed Income	52.6%
Domestic Equities	32.6
International Equities	11.5
Alternatives	3.3

Total	100.0%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Schedule of Portfolio Investments

June 30, 2012

(Unaudited)

Shares		Fair Value

Affiliated Investment Companies (100.0%):
1,009,564	AZL Allianz AGIC Opportunity Fund	$12,266,201
2,715,048	AZL BlackRock Capital Appreciation Fund	36,517,395
1,130,830	AZL Columbia Mid Cap Value Fund	9,171,028
1,769,554	AZL Columbia Small Cap Value Fund	18,438,755
5,769,752	AZL Eaton Vance Large Cap Value Fund	48,639,013
2,081,328	AZL International Index Fund	25,891,718
1,727,728	AZL Invesco Growth and Income Fund	19,264,172
2,442,702	AZL Invesco International Equity Fund	35,687,871
1,784,105	AZL JPMorgan International Opportunities Fund	25,423,494
3,925,120	AZL JPMorgan U.S. Equity Fund	39,290,449
1,293,522	AZL MFS Investors Trust Fund	19,402,825
597,397	AZL Mid Cap Index Fund	9,701,728
2,131,962	AZL Morgan Stanley Global Real Estate Fund	19,230,299
615,779	AZL Morgan Stanley Mid Cap Growth Fund	8,713,270
1,360,335	AZL NFJ International Value Fund	17,507,511
941,903	AZL Oppenheimer Discovery Fund	9,908,816

Shares		Fair Value

Affiliated Investment Companies, continued
2,322,632	AZL Russell 1000 Growth Index Fund	$28,266,433
4,210,386	AZL Russell 1000 Value Index Fund	47,240,535
1,114,129	AZL Schroder Emerging Markets Equity Fund, Class 2	8,367,106
7,140,177	AZL Strategic Investments Trust	12,138,301
1,830,340	PIMCO PVIT CommodityRealReturn Strategy Portfolio	12,940,504
2,968,840	PIMCO PVIT Global Advantage Strategy Bond Portfolio	29,569,650
3,963,916	PIMCO PVIT High Yield Portfolio	30,601,430
3,745,672	PIMCO PVIT Real Return Portfolio	54,499,526
31,583,307	PIMCO PVIT Total Return Portfolio	361,313,027
3,944,563	PIMCO PVIT Unconstrained Bond Portfolio	39,840,082

Total Affiliated Investment Companies (Cost $891,349,695)		979,831,139

Total Investment Securities (Cost $891,349,695)(a) — 100.0%		979,831,139
Net other assets (liabilities) — 0.0%		(238,466)

Net Assets — 100.0%		$979,592,673

Percentages indicated are based on net assets as of June 30, 2012.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Statements of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investments in affiliates, at cost	$891,349,695

Investments in affiliates, at value	$979,831,139
Dividends receivable	1,223,216
Receivable for affiliated investments sold	255,818
Prepaid expenses	4,669

Total Assets	981,314,842

Liabilities:
Cash overdraft	234,818
Payable for affiliated investments purchased	1,244,216
Payable for capital shares redeemed	72,271
Manager fees payable	118,503
Administration fees payable	4,465
Custodian fees payable	401
Administrative and compliance services fees payable	8,051
Other accrued liabilities	39,444

Total Liabilities	1,722,169

Net Assets	$979,592,673

Net Assets Consist of:
Capital	$912,467,268
Accumulated net investment income/(loss)	25,893,959
Accumulated net realized gains/(losses) from investment transactions	(47,249,998)
Net unrealized appreciation/(depreciation) on investments	88,481,444

Net Assets	$979,592,673

Shares of beneficial interest (unlimited number of shares authorized, no par value)	88,161,695
Net Asset Value (offering and redemption price per share)	$11.11

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends from affiliates	$6,840,276

Total Investment Income	6,840,276

Expenses:
Manager fees	966,308
Administration fees	32,743
Custodian fees	1,124
Administrative and compliance services fees	15,513
Trustee fees	33,941
Professional fees	30,201
Shareholder reports	18,019
Other expenses	14,997

Total expenses before reductions	1,112,846
Less expenses voluntarily waived/reimbursed by the Manager	(241,573)

Net expenses	871,273

Net Investment Income/(Loss)	5,969,003

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(2,030,866)
Change in unrealized appreciation/depreciation on investments	45,396,096

Net Realized/Unrealized Gains/(Losses) on Investments	43,365,230

Change in Net Assets Resulting From Operations	$49,334,233

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Statements of Changes in Net Assets

	AZL Fusion Balanced Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$5,969,003	$16,234,734
Net realized gains/(losses) on investment transactions	(2,030,866)	17,698,948
Change in unrealized appreciation/depreciation on investments	45,396,096	(43,014,603)

Change in net assets resulting from operations	49,334,233	(9,080,921)

Dividends to Shareholders:
From net investment income	—	(21,713,322)

Change in net assets resulting from dividends to shareholders	—	(21,713,322)

Capital Transactions:
Proceeds from shares issued	45,667,138	155,707,296
Proceeds from dividends reinvested	—	21,713,322
Value of shares redeemed	(25,078,117)	(55,149,589)

Change in net assets resulting from capital transactions	20,589,021	122,271,029

Change in net assets	69,923,254	91,476,786
Net Assets:
Beginning of period	909,669,419	818,192,633

End of period	$979,592,673	$909,669,419

Accumulated net investment income/(loss)	$25,893,959	$19,924,956

Share Transactions:
Shares issued	4,176,283	14,312,890
Dividends reinvested	—	2,081,814
Shares redeemed	(2,266,620)	(5,100,267)

Change in shares	1,909,663	11,294,437

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund*

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$10.55		$10.92	$10.10	$8.35	$12.16	$11.65

Investment Activities:
Net Investment Income/(Loss)	0.06		0.17	0.10	0.12	0.20	0.24
Net Realized and Unrealized Gains/(Losses) on Investments	0.50		(0.27)	1.00	2.09	(3.43)	0.58

Total from Investment Activities	0.56		(0.10)	1.10	2.21	(3.23)	0.82

Dividends to Shareholders From:
Net Investment Income	—		(0.27)	(0.28)	(0.18)	(0.25)	(0.16)
Net Realized Gains	—		—	—	(0.28)	(0.33)	(0.15)

Total Dividends	—		(0.27)	(0.28)	(0.46)	(0.58)	(0.31)

Net Asset Value, End of Period	$11.11		$10.55	$10.92	$10.10	$8.35	$12.16

Total Return(a)	5.31	%(b)	(0.90)%	11.07%	26.71%	(27.44)%	7.11%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$979,593		$909,669	$818,193	$583,489	$299,155	$368,394
Net Investment Income/(Loss)(c)	1.24%		1.85%	1.75%	2.65%	2.37%	2.49%
Expenses Before Reductions(c)(d)	0.23%		0.23%	0.24%	0.25%	0.25%	0.26%
Expenses Net of Reductions(c)	0.18%		0.18%	0.19%	0.20%	0.25%	0.26%
Portfolio Turnover Rate	3	%(b)	20%	34%	37%	62%	33%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Fusion Balanced Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Balanced Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2012, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $6,661 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$967,692,838	$12,138,301	(1)	$979,831,139

Total Investment Securities	$967,692,838	$12,138,301		$979,831,139

(1)

Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments. The AZL Strategic Investments Trust is only offered to Funds in the Trust, and the Fund has the ability to redeem its interest in the AZL Strategic Investments Trust at NAV daily.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Balanced Fund	$55,527,611	$25,667,498

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $908,336,479. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$100,769,697
Unrealized depreciation	(29,275,037)

Net unrealized appreciation	$71,494,660

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below.

Pre-effective CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Fusion Balanced Fund	$30,411,821	12/31/2017

During the year ended December 31, 2011, the Fund utilized $14,937,205 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Fusion Balanced Fund	$21,713,322	$—	$21,713,322

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Fusion Balanced Fund	$19,924,955	$(30,411,821)	$28,278,038	$17,791,172

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL FusionSM Conservative Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fusion Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL Fusion Conservative Fund	$1,000.00	$1,056.10	$1.02	0.20%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL Fusion Conservative Fund	$1,000.00	$1,023.87	$1.01	0.20%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Composition

(Unaudited)

Investment	Percentage of net assets+
Fixed Income	66.4%
Domestic Equities	25.9
International Equities	5.3
Alternatives	2.3
Money Markets	— ^

Total	99.9%

^	Represents less than 0.005%.
+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Schedule of Portfolio Investments

June 30, 2012

(Unaudited)

Shares		Fair Value

Affiliated Investment Companies (99.9%):
152,464	AZL Allianz AGIC Opportunity Fund	$1,852,435
454,065	AZL BlackRock Capital Appreciation Fund	6,107,172
253,975	AZL Columbia Mid Cap Value Fund	2,059,737
293,630	AZL Columbia Small Cap Value Fund	3,059,624
1,280,833	AZL Eaton Vance Large Cap Value Fund	10,797,420
306,062	AZL International Index Fund	3,807,415
385,226	AZL Invesco Growth and Income Fund	4,295,270
271,280	AZL Invesco International Equity Fund	3,963,402
268,294	AZL JPMorgan International Opportunities Fund	3,823,190
650,574	AZL JPMorgan U.S. Equity Fund	6,512,244
143,259	AZL MFS Investors Trust Fund	2,148,890
127,884	AZL Mid Cap Index Fund	2,076,844
235,934	AZL Morgan Stanley Global Real Estate Fund	2,128,125
137,405	AZL Morgan Stanley Mid Cap Growth Fund	1,944,279
206,956	AZL Oppenheimer Discovery Fund	2,177,177
366,271	AZL Russell 1000 Growth Index Fund	4,457,523

Shares		Fair Value

Affiliated Investment Companies, continued
780,020	AZL Russell 1000 Value Index Fund	$8,751,827
404,164	PIMCO PVIT CommodityRealReturn Strategy Portfolio	2,857,442
636,943	PIMCO PVIT Global Advantage Strategy Bond Portfolio	6,343,951
1,153,540	PIMCO PVIT High Yield Portfolio	8,905,326
796,259	PIMCO PVIT Real Return Portfolio	11,585,574
9,341,377	PIMCO PVIT Total Return Portfolio	106,865,350
1,065,035	PIMCO PVIT Unconstrained Bond Portfolio	10,756,849

Total Affiliated Investment Companies (Cost $210,041,568)		217,277,066

Unaffiliated Investment Company (0.0%):
4,561	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(a)	4,561

Total Unaffiliated Investment Company (Cost $4,561)		4,561

Total Investment Securities (Cost $210,046,129)(b) — 99.9%		217,281,627
Net other assets (liabilities) — 0.1%		179,129

Net Assets — 100.0%		$217,460,756

Percentages indicated are based on net assets as of June 30, 2012.

(a)	The rate represents the effective yield at June 30, 2012.
(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$4,561
Investments in affiliates, at cost	210,041,568

Total investment securities, at cost	$210,046,129

Investments in non-affiliates, at value	$4,561
Investments in affiliates, at value	217,277,066

Total investment securities, at value	217,281,627
Dividends receivable	348,956
Receivable for capital shares issued	229,439
Prepaid expenses	1,046

Total Assets	217,861,068

Liabilities:
Payable for affiliated investments purchased	353,517
Payable for capital shares redeemed	8,291
Manager fees payable	26,238
Administration fees payable	4,403
Custodian fees payable	301
Administrative and compliance services fees payable	1,324
Other accrued liabilities	6,238

Total Liabilities	400,312

Net Assets	$217,460,756

Net Assets Consist of:
Capital	$203,380,025
Accumulated net investment income/(loss)	5,519,015
Accumulated net realized gains/(losses) from investment transactions	1,326,218
Net unrealized appreciation/(depreciation) on investments	7,235,498

Net Assets	$217,460,756

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,627,880
Net Asset Value (offering and redemption price per share)	$11.67

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends from affiliates	$1,858,290

Total Investment Income	1,858,290

Expenses:
Manager fees	203,040
Administration fees	27,843
Custodian fees	1,089
Administrative and compliance services fees	3,117
Trustee fees	6,831
Professional fees	5,867
Shareholder reports	3,444
Other expenses	3,015

Total expenses before reductions	254,246
Less expenses voluntarily waived/reimbursed by the Manager	(50,759)

Net expenses	203,487

Net Investment Income/(Loss)	1,654,803

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(304,069)
Change in unrealized appreciation/depreciation on investments	9,508,119

Net Realized/Unrealized Gains/(Losses) on Investments	9,204,050

Change in Net Assets Resulting From Operations	$10,858,853

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Statements of Changes in Net Assets

	AZL Fusion Conservative Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$1,654,803	$2,958,106
Net realized gains/(losses) on investment transactions	(304,069)	2,776,152
Change in unrealized appreciation/depreciation on investments	9,508,119	(5,755,339)

Change in net assets resulting from operations	10,858,853	(21,081)

Dividends to Shareholders:
From net investment income	—	(2,436,350)
From net realized gains on investments	—	(514,447)

Change in net assets resulting from dividends to shareholders	—	(2,950,797)

Capital Transactions:
Proceeds from shares issued	29,729,247	111,451,923
Proceeds from dividends reinvested	—	2,950,797
Value of shares redeemed	(11,318,172)	(12,946,843)

Change in net assets resulting from capital transactions	18,411,075	101,455,877

Change in net assets	29,269,928	98,483,999
Net Assets:
Beginning of period	188,190,828	89,706,829

End of period	$217,460,756	$188,190,828

Accumulated net investment income/(loss)	$5,519,015	$3,864,212

Share Transactions:
Shares issued	2,587,507	9,875,293
Dividends reinvested	—	270,467
Shares redeemed	(985,326)	(1,144,440)

Change in shares	1,602,181	9,001,320

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund*

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	October 23, 2009 to December 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.05		$11.18	$10.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07		0.04	0.13	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.55		0.03	0.97	0.16

Total from Investment Activities	0.62		0.07	1.10	0.18

Dividends to Shareholders From:
Net Investment Income	—		(0.17)	— (b)	(0.10)
Net Realized Gains	—		(0.03)	— (b)	—

Total Dividends	—		(0.20)	— (b)	(0.10)

Net Asset Value, End of Period	$11.67		$11.05	$11.18	$10.08

Total Return(d)	5.61	%(c)	0.64%	10.96%	1.81	%(c)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$217,461		$188,191	$89,707	$5,998
Net Investment Income/(Loss)(e)	1.63%		2.12%	2.04%	2.36%
Expenses Before Reductions(e)(f)	0.25%		0.28%	0.34%	2.56%
Expenses Net of Reductions(e)	0.20%		0.23%	0.26%	0.35%
Portfolio Turnover Rate	5	%(c)	19%	34%	53	%(c)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	Not annualized.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Fusion Conservative Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Conservative Fund	0.20%	0.35%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2012, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $1,367 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$217,277,066	$—	$217,277,066
Unaffiliated Investment Company	4,561	—	4,561

Total Investment Securities	$217,281,627	$—	$217,281,627

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Conservative Fund	$29,675,205	$9,959,447

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $210,766,662. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,154,658
Unrealized depreciation	(1,639,693)

Net unrealized appreciation	$6,514,965

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Fusion Conservative Fund	$2,687,716	$263,081	$2,950,797

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Fusion Conservative Fund	$4,166,100	$1,685,785	$(2,630,007)	$3,221,878

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL FusionSM Growth Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL Fusion Growth Fund	1,000.00	1,055.70	0.92	0.18%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL Fusion Growth Fund	$1,000.00	$1,023.97	$0.91	0.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Composition

(Unaudited)

Investment	Percentage of net assets+
Domestic Equities	47.5%
International Equities	24.9
Fixed Income	22.2
Alternatives	5.4

Total	100.0%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Schedule of Portfolio Investments

June 30, 2012

(Unaudited)

Shares		Fair Value

Affiliated Investment Companies (100.0%):
1,075,718	AZL Allianz AGIC Opportunity Fund	$13,069,971
2,167,566	AZL BlackRock Capital Appreciation Fund	29,153,764
1,825,293	AZL Columbia Mid Cap Value Fund	14,803,128
1,802,480	AZL Columbia Small Cap Value Fund	18,781,846
2,295,214	AZL Dreyfus Research Growth Fund	23,594,800
6,505,229	AZL Eaton Vance Large Cap Value Fund	54,839,081
3,320,496	AZL International Index Fund	41,306,967
2,081,722	AZL Invesco Growth and Income Fund	23,211,200
4,420,549	AZL Invesco International Equity Fund	64,584,214
2,971,877	AZL JPMorgan International Opportunities Fund	42,349,252
4,748,706	AZL JPMorgan U.S. Equity Fund	47,534,544
1,577,252	AZL MFS Investors Trust Fund	23,658,781
481,547	AZL Mid Cap Index Fund	7,820,319
3,420,213	AZL Morgan Stanley Global Real Estate Fund	30,850,320
991,028	AZL Morgan Stanley Mid Cap Growth Fund	14,023,050
2,177,869	AZL NFJ International Value Fund	28,029,173
770,780	AZL Oppenheimer Discovery Fund	8,108,601
2,220,700	AZL Russell 1000 Growth Index Fund	27,025,918

Shares		Fair Value

Affiliated Investment Companies, continued
3,740,691	AZL Russell 1000 Value Index Fund	$41,970,551
1,779,007	AZL Schroder Emerging Markets Equity Fund, Class 2	13,360,344
8,654,376	AZL Strategic Investments Trust	14,712,439
1,489,946	PIMCO PVIT Commodity RealReturn Strategy Portfolio	10,533,915
2,464,972	PIMCO PVIT Global Advantage Strategy Bond Portfolio	24,551,124
2,151,250	PIMCO PVIT High Yield Portfolio	16,607,654
2,481,879	PIMCO PVIT Real Return Portfolio	36,111,339
6,646,497	PIMCO PVIT Total Return Portfolio	76,035,923
1,612,080	PIMCO PVIT Unconstrained Bond Portfolio	16,282,010

Total Affiliated Investment Companies (Cost $675,555,500)		762,910,228

Unaffiliated Investment Company (0.0%):
289,326	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(a)	289,326

Total Unaffiliated Investment Company (Cost $289,326)		289,326

Total Investment Securities (Cost $675,844,826)(b) — 100.0%		763,199,554
Net other assets (liabilities) — 0.0%		(221,144)

Net Assets — 100.0%		$762,978,410

Percentages indicated are based on net assets as of June 30, 2012.

(a)	The rate represents the effective yield at June 30, 2012.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$289,326
Investments in affiliates, at cost	675,555,500

Total investment securities, at cost	$675,844,826

Investments in non-affiliates, at value	$289,326
Investments in affiliates, at value	762,910,228

Total investment securities, at value	763,199,554
Dividends receivable	370,164
Receivable for capital shares issued	208,020
Receivable for affiliated investments sold	43,000
Prepaid expenses	3,636

Total Assets	763,824,374

Liabilities:
Payable for affiliated investments purchased	702,490
Manager fees payable	91,182
Administration fees payable	4,525
Custodian fees payable	443
Administrative and compliance services fees payable	7,631
Other accrued liabilities	39,693

Total Liabilities	845,964

Net Assets	$762,978,410

Net Assets Consist of:
Capital	$905,063,242
Accumulated net investment income/(loss)	13,768,647
Accumulated net realized gains/(losses) from investment transactions	(243,208,207)
Net unrealized appreciation/(depreciation) on investments	87,354,728

Net Assets	$762,978,410

Shares of beneficial interest (unlimited number of shares authorized, no par value)	76,019,852
Net Asset Value (offering and redemption price per share)	$10.04

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends from affiliates	$2,205,961

Total Investment Income	2,205,961

Expenses:
Manager fees	760,024
Administration fees	31,670
Custodian fees	1,066
Administrative and compliance services fees	12,603
Trustee fees	27,733
Professional fees	25,271
Shareholder reports	16,079
Other expenses	12,068

Total expenses before reductions	886,514
Less expenses voluntarily waived/reimbursed by the Manager	(190,002)

Net expenses	696,512

Net Investment Income/(Loss)	1,509,449

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(6,322,202)
Change in unrealized appreciation/depreciation on investments	44,431,411

Net Realized/Unrealized Gains/(Losses) on Investments	38,109,209

Change in Net Assets Resulting From Operations	$39,618,658

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Statements of Changes in Net Assets

	AZL Fusion Growth Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$1,509,449	$10,785,728
Net realized gains/(losses) on investment transactions	(6,322,202)	35,062,899
Change in unrealized appreciation/depreciation on investments	44,431,411	(80,552,547)

Change in net assets resulting from operations	39,618,658	(34,703,920)

Dividends to Shareholders:
From net investment income	—	(14,540,127)

Change in net assets resulting from dividends to shareholders	—	(14,540,127)

Capital Transactions:
Proceeds from shares issued	27,656,892	35,937,613
Proceeds from dividends reinvested	—	14,540,127
Value of shares redeemed	(31,481,995)	(139,034,391)

Change in net assets resulting from capital transactions	(3,825,103)	(88,556,651)

Change in net assets	35,793,555	(137,800,698)
Net Assets:
Beginning of period	727,184,855	864,985,553

End of period	$762,978,410	$727,184,855

Accumulated net investment income/(loss)	$13,768,647	$12,259,198

Share Transactions:
Shares issued	2,759,090	3,557,250
Dividends reinvested	—	1,550,120
Shares redeemed	(3,185,280)	(13,890,329)

Change in shares	(426,190)	(8,782,959)

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund*

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008		Year Ended December 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$9.51		$10.15		$9.15	$7.36	$12.94		$12.49

Investment Activities:
Net Investment Income/(Loss)	0.02		0.16		0.12	0.11	0.12		0.12
Net Realized and Unrealized Gains/(Losses) on Investments	0.51		(0.61)		1.05	2.20	(4.94)		0.60

Total from Investment Activities	0.53		(0.45)		1.17	2.31	(4.82)		0.72

Dividends to Shareholders From:
Net Investment Income	—		(0.19)		(0.17)	(0.18)	(0.16)		(0.06)
Net Realized Gains	—		—		—	(0.34)	(0.60)		(0.21)

Total Dividends	—		(0.19)		(0.17)	(0.52)	(0.76)		(0.27)

Net Asset Value, End of Period	$10.04		$9.51		$10.15	$9.15	$7.36		$12.94

Total Return(a)	5.57	%(b)	(4.43	) %	12.90%	31.84%	(38.77	) %	5.75%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$762,978		$727,185		$864,986	$825,266	$632,430		$1,127,353
Net Investment Income/(Loss)(c)	0.40%		1.32%		1.16%	1.39%	1.15%		1.10%
Expenses Before Reductions(c) (d)	0.23%		0.23%		0.24%	0.25%	0.24%		0.25%
Expenses Net of Reductions(c)	0.18%		0.18%		0.19%	0.20%	0.24%		0.25%
Portfolio Turnover Rate	4	% (b)	24%		48%	53%	62%		32%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Fusion Growth Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Growth Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2012, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $5,316 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$748,197,789	$14,712,439	(1)	$762,910,228
Unaffiliated Investment Company	289,326	—		289,326

Total Investment Securities	$748,487,115	$14,712,439		$763,199,554

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments. The AZL Strategic Investments Trust is only offered to Funds in the Trust, and the Fund has the ability to redeem its interest in the AZL Strategic Investments Trust at NAV daily.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Growth Fund	$32,153,799	$34,785,059

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $733,166,983. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$104,096,387
Unrealized depreciation	(74,063,816)

Net unrealized appreciation	$30,032,571

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below.

Pre-effective CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Fusion Growth Fund	$182,231,766	12/31/2017

During the year ended December 31, 2011, the Fund utilized $30,338,176 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Fusion Growth Fund	$14,540,127	$—	$14,540,127

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Fusion Growth Fund	$12,259,199	$(182,231,766)	$(11,730,923)	$(181,703,490)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL FusionSM Moderate Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL Fusion Moderate Fund	1,000.00	1,055.50	0.92	0.18%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL Fusion Moderate Fund	$1,000.00	$1,023.97	$0.91	0.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Composition

(Unaudited)

Investment	Percentage of net assets+
Domestic Equities	39.8%
Fixed Income	37.4
International Equities	18.4
Alternatives	4.4

Total	100.0%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Schedule of Portfolio Investments

June 30, 2012

(Unaudited)

Shares		Fair Value

Affiliated Investment Companies (100.0%):
2,046,549	AZL Allianz AGIC Opportunity Fund	$24,865,572
5,548,078	AZL BlackRock Capital Appreciation Fund	74,621,648
3,501,516	AZL Columbia Mid Cap Value Fund	28,397,295
4,477,046	AZL Columbia Small Cap Value Fund	46,650,816
3,869,170	AZL Dreyfus Research Growth Fund	39,775,068
14,159,093	AZL Eaton Vance Large Cap Value Fund	119,361,152
6,873,777	AZL International Index Fund	85,509,784
3,533,540	AZL Invesco Growth and Income Fund	39,398,975
7,501,234	AZL Invesco International Equity Fund	109,593,031
6,093,588	AZL JPMorgan International Opportunities Fund	86,833,635
10,026,472	AZL JPMorgan U.S. Equity Fund	100,364,983
2,654,043	AZL MFS Investors Trust Fund	39,810,646
1,179,969	AZL Mid Cap Index Fund	19,162,701
6,550,505	AZL Morgan Stanley Global Real Estate Fund	59,085,556
1,892,369	AZL Morgan Stanley Mid Cap Growth Fund	26,777,015
4,193,181	AZL NFJ International Value Fund	53,966,239

Shares		Fair Value

Affiliated Investment Companies, continued
1,892,023	AZL Oppenheimer Discovery Fund	$19,904,086
5,406,108	AZL Russell 1000 Growth Index Fund	65,792,336
9,293,066	AZL Russell 1000 Value Index Fund	104,268,199
3,406,992	AZL Schroder Emerging Markets Equity Fund, Class 2	25,586,512
18,468,165	AZL Strategic Investments Trust	31,395,881
3,753,671	PIMCO PVIT CommodityRealReturn Strategy Portfolio	26,538,457
6,143,048	PIMCO PVIT Global Advantage Strategy Bond Portfolio	61,184,755
8,085,041	PIMCO PVIT High Yield Portfolio	62,416,514
6,112,968	PIMCO PVIT Real Return Portfolio	88,943,680
40,292,361	PIMCO PVIT Total Return Portfolio	460,944,614
6,023,582	PIMCO PVIT Unconstrained Bond Portfolio	60,838,176

Total Affiliated Investment Companies (Cost $1,826,104,230)		1,961,987,326

Total Investment Securities (Cost $1,826,104,230)(a) — 100.0%		1,961,987,326
Net other assets (liabilities) — 0.0%		(768,093)

Net Assets — 100.0%		$1,961,219,233

Percentages indicated are based on net assets as of June 30, 2012.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,826,104,230

Investments in affiliates, at value	$1,961,987,326
Dividends receivable	1,736,996
Receivable for affiliated investments sold	75,819
Prepaid expenses	9,415

Total Assets	1,963,809,556

Liabilities:
Cash overdraft	53,819
Payable for affiliated investments purchased	1,758,996
Payable for capital shares redeemed	446,842
Manager fees payable	235,931
Administration fees payable	4,454
Custodian fees payable	379
Administrative and compliance services fees payable	15,558
Other accrued liabilities	74,344

Total Liabilities	2,590,323

Net Assets	$1,961,219,233

Net Assets Consist of:
Capital	$1,875,944,613
Accumulated net investment income/(loss)	41,555,663
Accumulated net realized gains/(losses) from investment transactions	(92,164,139)
Net unrealized appreciation/(depreciation) on investments	135,883,096

Net Assets	$1,961,219,233

Shares of beneficial interest (unlimited number of shares authorized, no par value)	184,196,758
Net Asset Value (offering and redemption price per share)	$10.65

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends from affiliates	$9,885,358

Total Investment Income	9,885,358

Expenses:
Manager fees	1,936,720
Administration fees	38,765
Custodian fees	1,101
Administrative and compliance services fees	30,923
Trustee fees	67,670
Professional fees	60,044
Shareholder reports	34,250
Other expenses	29,858

Total expenses before reductions	2,199,331
Less expenses voluntarily waived/reimbursed by the Manager	(484,171)

Net expenses	1,715,160

Net Investment Income/(Loss)	8,170,198

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(3,991,533)
Change in unrealized appreciation/depreciation on investments	96,527,523

Net Realized/Unrealized Gains/(Losses) on Investments	92,535,990

Change in Net Assets Resulting From Operations	$100,706,188

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Statements of Changes in Net Assets

	AZL Fusion Moderate Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$8,170,198	$28,113,943
Net realized gains/(losses) on investment transactions	(3,991,533)	46,791,923
Change in unrealized appreciation/depreciation on investments	96,527,523	(130,283,143)

Change in net assets resulting from operations	100,706,188	(55,377,277)

Dividends to Shareholders:
From net investment income	—	(31,334,299)

Change in net assets resulting from dividends to shareholders	—	(31,334,299)

Capital Transactions:
Proceeds from shares issued	87,833,067	376,946,401
Proceeds from dividends reinvested	—	31,334,299
Value of shares redeemed	(35,886,123)	(58,102,743)

Change in net assets resulting from capital transactions	51,946,944	350,177,957

Change in net assets	152,653,132	263,466,381
Net Assets:
Beginning of period	1,808,566,101	1,545,099,720

End of period	$1,961,219,233	$1,808,566,101

Accumulated net investment income/(loss)	$41,555,663	$33,385,465

Share Transactions:
Shares issued	8,347,277	35,702,924
Dividends reinvested	—	3,146,014
Shares redeemed	(3,404,845)	(5,615,561)

Change in shares	4,942,432	33,233,377

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund*

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$10.09		$10.58	$9.63	$7.75	$12.45	$11.98

Investment Activities:
Net Investment Income/(Loss)	0.04		0.14	0.05	0.06	0.23	0.20
Net Realized and Unrealized Gains/(Losses) on Investments	0.52		(0.44)	1.07	2.20	(4.13)	0.58

Total from Investment Activities	0.56		(0.30)	1.12	2.26	(3.90)	0.78

Dividends to Shareholders From:
Net Investment Income	—		(0.19)	(0.17)	(0.17)	(0.24)	(0.12)
Net Realized Gains	—		—	—	(0.21)	(0.56)	(0.19)

Total Dividends	—		(0.19)	(0.17)	(0.38)	(0.80)	(0.31)

Net Asset Value, End of Period	$10.65		$10.09	$10.58	$9.63	$7.75	$12.45

Total Return(a)	5.55	%(b)	(2.84)%	11.74%	29.42%	(32.76)%	6.54%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$1,961,219		$1,808,566	$1,545,100	$935,729	$438,317	$830,702
Net Investment Income/(Loss)(c)	0.84%		1.63%	1.47%	2.07%	1.79%	1.82%
Expenses Before Reductions(c)(d)	0.23%		0.22%	0.24%	0.25%	0.25%	0.25%
Expenses Net of Reductions(c)	0.18%		0.17%	0.19%	0.20%	0.24%	0.25%
Portfolio Turnover Rate	2	%(b)	19%	32%	38%	55%	31%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Fusion Moderate Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Moderate Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2012, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $13,315 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$1,930,591,445	$31,395,881	(1)	$1,961,987,326

Total Investment Securities	$1,930,591,445	$31,395,881		$1,961,987,326

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments. The AZL Strategic Investments Trust is only offered to Funds in the Trust, and the Fund has the ability to redeem its interest in the AZL Strategic Investments Trust at NAV daily.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Moderate Fund	$96,316,401	$34,937,624

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $1,855,959,225. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$183,886,556
Unrealized depreciation	(77,858,455)

Net unrealized appreciation	$106,028,101

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below.

Pre-effective CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Fusion Moderate Fund	$62,083,870	12/31/2017

During the year ended December 31, 2011, the Fund utilized $29,191,610 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Fusion Moderate Fund	$31,334,299	$—	$31,334,299

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Fusion Moderate Fund	$33,385,465	$(62,083,870)	$13,266,837	$(15,431,568)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Growth Index Strategy Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL Growth Index Strategy Fund	1,000.00	1,061.30	0.41	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL Growth Index Strategy Fund	$1,000.00	$1,024.47	$0.38	0.08%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Composition

(Unaudited)

Investment	Percentage of net assets+
Domestic Equities	56.1%
Fixed Income	24.5
International Equities	19.4
Money Markets	— ^

Total	100.0%

^	Represents less than 0.005%.
+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2012

(Unaudited)

Shares		Fair Value

Affiliated Investment Companies (100.0%):
19,237,612	AZL Enhanced Bond Index Fund	$217,000,265
13,777,343	AZL International Index Fund	171,527,917
6,032,483	AZL Mid Cap Index Fund	97,967,518
36,992,461	AZL S&P 500 Index Fund, Class 2	350,318,610
4,619,161	AZL Small Cap Stock Index Fund	49,101,680

Total Affiliated Investment Companies (Cost $816,864,145)		885,915,990

Unaffiliated Investment Company (0.0%):
70,785	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(a)	70,785

Total Unaffiliated Investment Company (Cost $70,785)		70,785

Total Investment Securities (Cost $816,934,930)(b) — 100.0%		885,986,775
Net other assets (liabilities) — 0.0%		(254,047)

Net Assets — 100.0%		$885,732,728

Percentages indicated are based on net assets as of June 30, 2012.

(a)	The rate represents the effective yield at June 30, 2012.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$70,785
Investments in affiliates, at cost	816,864,145

Total investment securities, at cost	$816,934,930

Investments in non-affiliates, at value	$70,785
Investments in affiliates, at value	885,915,990

Total investment securities, at value	885,986,775
Prepaid expenses	4,026

Total Assets	885,990,801

Liabilities:
Payable for affiliated investments purchased	70,785
Payable for capital shares redeemed	117,559
Manager fees payable	35,262
Administration fees payable	4,381
Custodian fees payable	195
Administrative and compliance services fees payable	5,111
Other accrued liabilities	24,780

Total Liabilities	258,073

Net Assets	$885,732,728

Net Assets Consist of:
Capital	$804,598,903
Accumulated net investment income/(loss)	9,962,001
Accumulated net realized gains/(losses) from investment transactions	2,119,980
Net unrealized appreciation/(depreciation) on investments	69,051,844

Net Assets	$885,732,728

Shares of beneficial interest (unlimited number of shares authorized, no par value)	62,404,497
Net Asset Value (offering and redemption price per share)	$14.19

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Expenses:
Manager fees	$214,359
Administration fees	31,680
Custodian fees	724
Administrative and compliance services fees	13,026
Trustee fees	28,290
Professional fees	24,243
Shareholder reports	15,546
Other expenses	12,562

Total expenses	340,430

Net Investment Income/(Loss)	(340,430)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	714,615
Change in unrealized appreciation/depreciation on investments	47,360,051

Net Realized/Unrealized Gains/(Losses) on Investments	48,074,666

Change in Net Assets Resulting From Operations	$47,734,236

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Statements of Changes in Net Assets

	AZL Growth Index Strategy Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(340,430)	$6,833,460
Net realized gains/(losses) on investment transactions	714,615	4,963,665
Change in unrealized appreciation/depreciation on investments	47,360,051	(18,870,794)

Change in net assets resulting from operations	47,734,236	(7,073,669)

Dividends to Shareholders:
From net investment income	—	(3,330,687)
From net realized gains on investments	—	(59,378)

Change in net assets resulting from dividends to shareholders	—	(3,390,065)

Capital Transactions:
Proceeds from shares issued	101,791,520	407,843,806
Proceeds from dividends reinvested	—	3,390,065
Value of shares redeemed	(28,299,021)	(20,313,830)

Change in net assets resulting from capital transactions	73,492,499	390,920,041

Change in net assets	121,226,735	380,456,307
Net Assets:
Beginning of period	764,505,993	384,049,686

End of period	$885,732,728	$764,505,993

Accumulated net investment income/(loss)	$9,962,001	$10,302,431

Share Transactions:
Shares issued	7,220,579	29,913,942
Dividends reinvested	—	263,613
Shares redeemed	(2,005,827)	(1,554,198)

Change in shares	5,214,752	28,623,357

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund*

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	July 10, 2009 to December 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.37		$13.44	$11.85	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.02)		0.07	0.07	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.84		(0.07)	1.52	1.85

Total from Investment Activities	0.82		—	1.59	1.85

Dividends to Shareholders From:
Net Investment Income	—		(0.07)	— (b)	—	(b)
Net Realized Gains	—		— (b)	—	—

Total Dividends	—		(0.07)	— (b)	—	(b)

Net Asset Value, End of Period	$14.19		$13.37	$13.44	$11.85

Total Return(c)	6.13	%(d)	0.01%	13.42%	18.50	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$885,733		$764,506	$384,050	$171,361
Net Investment Income/(Loss)(e)	(0.08)%		1.16%	0.82%	—%
Expenses Before Reductions(e)(f)	0.08%		0.08%	0.08%	0.20%
Expenses Net of Reductions(e)	0.08%		0.08%	0.08%	0.20%
Portfolio Turnover Rate(g)	3	%(d)	3%	9%	44	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Growth Index Strategy Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Growth Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2012, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $5,714 was paid from the Fund relating to these fees and expenses.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$885,915,990	$—	$885,915,990
Unaffiliated Investment Company	70,785	—	70,785

Total Investment Securities	$885,986,775	$—	$885,986,775

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Growth Index Strategy Fund	$98,179,959	$23,832,402

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $817,276,322. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$76,837,216
Unrealized depreciation	(8,126,763)

Net unrealized appreciation	$68,710,453

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Growth Index Strategy Fund	$3,330,687	$59,378	$3,390,065

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Growth Index Strategy Fund	$10,302,430	$1,563,034	$21,534,125	$33,399,589

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® MVP Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Consolidated Schedule of Portfolio Investments

Consolidated Statement of Assets and Liabilities

Consolidated Statement of Operations

Consolidated Statement of Changes in Net Assets

Consolidated Financial Highlights

Consolidated Notes to the Financial Statements

Other Information

Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/10/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/10/12 - 6/30/12	Annualized Expense Ratio During Period 1/10/12 - 6/30/12
AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,033.00	$1.25	0.26%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period** 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,023.57	$1.31	0.26%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from January 10, 2012 (date of commencement of operations) to June 30, 2012 divided by the number of days in the fiscal year.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 173 days of operations during the period, and has been annualized to reflect values for the period January 1, 2012 to June 30, 2012.

Portfolio Composition

(Unaudited)

Investment	Percentage of net assets+
Fixed Income	49.8%
Domestic Equities	37.6
International Equities	12.7
Money Markets	— ^

Total	100.1%

^	Represents less than 0.005%.
+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Balanced Index Strategy Fund

Consolidated Schedule of Portfolio Investments

June 30, 2012

(Unaudited)

Shares		Fair Value

Affiliated Investment Companies (94.1%):
1,360,854	AZL Enhanced Bond Index Fund	$15,350,437
336,814	AZL International Index Fund	4,193,331
153,861	AZL Mid Cap Index Fund	2,498,706
823,783	AZL S&P 500 Index Fund, Class 2	7,801,225
125,551	AZL Small Cap Stock Index Fund	1,334,610

Total Affiliated Investment Companies (Cost $30,887,590)		31,178,309

Unaffiliated Investment Company (1.1%):
376,350	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(a)	376,350

Total Unaffiliated Investment Company (Cost $376,350)		376,350

Total Investment Securities (Cost $31,263,940)(b) — 95.2%		31,554,659
Net other assets (liabilities) — 4.8%		1,584,476

Net Assets — 100.0%		$33,139,135

Percentages indicated are based on net assets as of June 30, 2012.

(a)	The rate represents the effective yield at June 30, 2012.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/24/12	11	$746,020	$25,038
U.S. Treasury 10-Year Note September Futures	Long	9/20/12	6	800,250	(3,196)

Total					$21,842

See accompanying notes to the financial statements.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Balanced Index Strategy Fund

Consolidated Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

AZL MVP Balanced Index Strategy Fund
Assets:
Investment securities, at cost	$31,263,940

Investment securities, at value	$31,554,659
Segregated cash with broker	1,644,514
Receivable for capital shares issued	350,829
Receivable for variation margin on futures contracts	77
Receivable from Manager	3,993

Total Assets	33,554,072

Liabilities:
Payable for investments purchased	376,350
Administration fees payable	14,783
Custodian fees payable	2,180
Administrative and compliance services fees payable	726
Other accrued liabilities	20,898

Total Liabilities	414,937

Net Assets	$33,139,135

Net Assets Consist of:
Capital	$32,851,923
Accumulated net investment income/(loss)	(20,084)
Accumulated net realized gains/(losses) from investment transactions	(5,265)
Net unrealized appreciation/(depreciation) on investments	312,561

Net Assets	$33,139,135

Shares of beneficial interest (unlimited number of shares authorized, no par value)	3,208,643
Net Asset Value (offering and redemption price per share)	$10.33

Consolidated Statement of Operations

For the Period Ended June 30, 2012

(Unaudited)

AZL MVP Balanced Index Strategy Fund(a)
Expenses:
Manager fees	11,459
Administration fees	30,675
Custodian fees	1,913
Administrative and compliance services fees	217
Trustee fees	462
Professional fees	9,528
Shareholder reports	1,581
Other expenses	1,912

Total expenses before reductions	57,747
Less expenses contractually waived/reimbursed by the Manager	(33,823)
Less expenses voluntarily waived/reimbursed by the Manager	(3,840)

Net expenses	20,084

Net Investment Income/(Loss)	(20,084)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(5,403)
Net realized gains/(losses) on futures contracts	138
Change in unrealized appreciation/depreciation on investments	312,561

Net Realized/Unrealized Gains/(Losses) on Investments	307,296

Change in Net Assets Resulting From Operations	$287,212

(a)	For the Period January 10, 2012 (commencement of operations) to June 30, 2012.

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Consolidated Statement of Changes in Net Assets

AZL MVP Balanced Index Strategy Fund
January 10, 2012 to June 30, 2012(a)
(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(20,084)
Net realized gains/(losses) on investment transactions	(5,265)
Change in unrealized appreciation/depreciation on investments	312,561

Change in net assets resulting from operations	287,212

Capital Transactions:
Proceeds from shares issued	33,084,824
Value of shares redeemed	(232,901)

Change in net assets resulting from capital transactions	32,851,923

Change in net assets	33,139,135
Net Assets:
Beginning of period	—

End of period	$33,139,135

Accumulated net investment income/(loss)	$(20,084)

Share Transactions:
Shares issued	3,231,244
Shares redeemed	(22,601)

Change in shares	3,208,643

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Balanced Index Strategy Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	January 10, 2012 to June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	0.34

Total from Investment Activities	0.33

Net Asset Value, End of Period	$10.33

Total Return(b)	3.30%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$33,139
Net Investment Income/(Loss)(c)	(0.26)%
Expenses Before Reductions(c) (d)	0.70%
Expenses Net of Reductions(c)	0.26%
Portfolio Turnover Rate	—	%(e)

(a)	Period from commencement of operations.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Represents less than 0.005%.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Balanced Index Strategy Fund

Consolidated Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced Index Strategy Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to derivatives is through investments in its wholly-owned and controlled subsidiary, the AZL MVP BIS Investments Trust (the “Subsidiary”).

As of June 30, 2012, the Fund’s aggregate investment in the Subsidiary was $1,646,843, representing 4.97% of the Subsidiary’s net assets.

The Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Balanced Index Strategy Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Trust’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Trust, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2012, the Trust invested in futures contracts with low or negative correlations to the broad market. The futures contracts entered into by the Trust support in reducing volatility in the investment portfolios of the funds that invest in the Trust. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Trust is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Trust. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $1.5 million as of June 30, 2012. The monthly average notional amount for these contracts was $0.8 for the period ended June 30, 2012.

Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Consolidated Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Receivable for variation margin on futures contracts	$25,038	Payable for variation margin on futures contracts	$3,196

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts. For swap agreements, the amounts represent the appreciation/depreciation of these swap agreements as reported in the Portfolios of Investments and Statements of Assets and Liabilities.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Balanced Index Strategy Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$138	$21,842

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.”

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate		Expense Limit
AZL MVP Balanced Index Strategy Fund	0.10	%*	0.20%
AZL MVP BIS Investments Trust	1.00%		1.25%

*	The Manager voluntarily reduced the management fee to 0.05%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund or Subsidiary to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s or Subsidiary’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager. At June 30, 2012, the contractual reimbursements that are subject to repayment by the Fund or Subsidiary in subsequent years were as follows:

Expires 12/31/15
AZL MVP Balanced Index Strategy Fund	$8,012
AZL MVP BIS Investments Trust	25,811

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2012, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Consolidated Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Balanced Index Strategy Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $39 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Balanced Index Strategy Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$31,178,309	$—	$31,178,309
Unaffiliated Investment Company	376,350	—	376,350

Total Investment Securities	$31,554,659	$—	$31,554,659

Other Financial Instruments:*
Futures Contracts	$21,842	—	$21,842

Total Investment	$31,576,501	$—	$31,576,501

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Balanced Index Strategy Fund	$32,592,937	$70,292

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $31,269,348. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$334,175
Unrealized depreciation	(48,864)

Net unrealized appreciation	$285,311

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

At “in person” meetings held on the following dates the Board of Trustees of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) authorized the creation of and approved Management Agreements between the Trust and Allianz Investment Management LLC (the “Manager”) for the following seven new Funds (the “MVP Funds”) of the Trust:

Board of Trustees Meeting Date	New Fund
September 14, 2011	AZL MVP Fusion Moderate Fund \	(the “Fusion Funds”)
AZL MVP Fusion Balanced Fund /

	AZL MVP Growth Index Strategy Fund \	(the “Index Strategy Funds”)
AZL MVP Balanced Index Strategy Fund /

October 26, 2011	AZL MVP BlackRock Global Allocation Fund (the “BlackRock Fund”) AZL MVP Invesco Equity and Income Fund (the “Invesco Fund”)

February 24, 2012	AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Founding Strategy Fund”)

Prior to the creation of the seven MVP Funds, the Trust had six Funds (the “Original Funds”). The MVP Funds and the Original Funds are referred to collectively as the “Funds.”

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which the Fusion Funds will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. The Manager also makes investment decisions for the other MVP Funds. For the MVP Funds, the Manager is responsible for implementing the MVP (Managed Volatility Portfolio) risk management process which is intended to adjust and manage the risk of the portfolio. As part of this process, each MVP Fund may gain exposure to derivatives by investing up to 20% of its assets in a wholly-owned subsidiary which is managed by the Manager.

For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2013.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance

12

Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement on behalf of the MVP Funds was considered and approved at “in person” Board of Trustees meetings on the dates set forth above. At such meetings the Board also approved an Expense Limitation Agreement between the Manager and the Trust covering the MVP Funds for the period ending April 30, 2013. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including hypothetical performance and estimated expense information for the MVP Funds compared to other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals. The independent (“disinterested”) Trustees also discussed the proposed approvals in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each MVP Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1)  The nature, extent and quality of services provided by the Manager.  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

13

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the MVP Funds under the Management Agreement.

(2)  The investment performance of the Fund and the Manager.  On the dates of the Board of Trustees meetings set forth above when the Management Agreement was approved on behalf of the MVP Funds, no historical investment performance information was available for the MVP Funds. The Trustees received from the Manager information on hypothetical calendar year performance, hypothetical relative performance, and hypothetical volatility management results for the MVP Funds. This information indicated, for example, that the implementation of the MVP risk management process reduced volatility.

(3)  The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.  The Board considered that the Manager will receive an advisory fee from each of the MVP Funds. The Manager reported that for the two Fusion Funds the advisory fee to be paid put these Funds in the 58th percentile of the customized peer group. The Manager reported that for the two Index Strategy Funds the advisory fee to be paid by these Funds put them in the 11th percentile of the customized peer group. The Manager reported that for the BlackRock Fund, the Invesco Fund, and the Founding Strategy Fund, the advisory fee to be paid put these Funds in the 18th percentile of the customized peer group. Trustees were provided with information that the estimated operating expenses for the Fusion Funds put them at the 85th and 86th percentiles and the Index Strategy Funds in the 57th and 59th percentiles of the customized peer group. Trustees were provided with information for all of the MVP Funds comparing estimated operating and total expenses for the MVP Funds versus a customized peer group.

At the Board of Trustees meeting held October 26, 2011, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2009 through June 30, 2011. The MVP Funds did not exist during this time period. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the MVP Funds’ advisory fees and anticipated expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the MVP Funds would be excessive.

(4) and (5)  The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.  The Trustees noted that the advisory fee schedules for the MVP Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with MVP Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by the MVP Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the MVP Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual MVP Funds.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the MVP Funds’ advisory fee rate schedules was acceptable under each MVP Fund’s circumstances.

14

The Trustees noted that the Manager has agreed to temporarily “cap” MVP Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the MVP Funds grow larger. The Board receives quarterly reports on the level of MVP Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2012, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

15

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® MVP BlackRock Global Allocation Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Consolidated Schedule of Portfolio Investments

Consolidated Statement of Assets and Liabilities

Consolidated Statement of Operations

Consolidated Statement of Changes in Net Assets

Consolidated Financial Highlights

Consolidated Notes to the Financial Statements

Other Information

Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP BlackRock Global Allocation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP BlackRock Global Allocation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/10/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/10/12 - 6/30/12	Annualized Expense Ratio During Period 1/10/12 - 6/30/12
AZL MVP BlackRock Global Allocation Fund	$1,000.00	$1,007.00	$0.76	0.16%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period** 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL MVP BlackRock Global Allocation Fund	$1,000.00	$1,024.07	$0.81	0.16%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from January 10, 2012 (date of commencement of operations) to June 30, 2012 divided by the number of days in the fiscal year.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 173 days of operations during the period, and has been annualized to reflect values for the period January 1, 2012 to June 30, 2012.

Portfolio Composition

(Unaudited)

Investment	Percentage of net assets+
International Equities	94.1%
Money Markets	0.6

Total	94.7%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2012

(Unaudited)

Shares		Fair Value

Affiliated Investment Company (94.1%):
17,222,720	AZL BlackRock Global Allocation Fund	$173,777,242

Total Affiliated Investment Companies (Cost $176,526,768)		173,777,242

Unaffiliated Investment Company (0.6%):
1,061,388	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(a)	1,061,388

Total Unaffiliated Investment Company (Cost $1,061,388)		1,061,388

Total Investment Securities (Cost $177,588,156)(b) — 94.7%		174,838,630
Net other assets (liabilities) — 5.3%		9,735,227

Net Assets — 100.0%		$184,573,857

Percentages indicated are based on net assets as of June 30, 2012.

(a)	The rate represents the effective yield at June 30, 2012.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/24/2012	81	$5,493,420	$191,221
U.S. Treasury 10-Year Note September Futures	Long	9/20/2012	27	3,601,125	(19,100)

Total					$172,121

See accompanying notes to the financial statements.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP BlackRock Global Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

AZL MVP BlackRock Global Allocation Fund
Assets:
Investment securities, at cost	$177,588,156

Investment securities, at value	$174,838,630
Cash	2,081
Segregated cash with broker	9,387,363
Receivable for capital shares issued	1,477,406
Receivable for variation margin on futures contracts	1,319

Total Assets	185,706,799

Liabilities:
Payable for investments purchased	1,061,388
Payable for variation margin on futures contracts	3,400
Manager fees payable	12,568
Administration fees payable	17,842
Custodian fees payable	2,335
Administrative and compliance services fees payable	3,020
Other accrued liabilities	32,389

Total Liabilities	1,132,942

Net Assets	$184,573,857

Net Assets Consist of:
Capital	$187,326,072
Accumulated net investment income/(loss)	(62,383)
Accumulated net realized gains/(losses) from investment transactions	(112,427)
Net unrealized appreciation/(depreciation) on investments	(2,577,405)

Net Assets	$184,573,857

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,323,539
Net Asset Value (offering and redemption price per share)	$10.07

Consolidated Statement of Operations

For the Period Ended June 30, 2012

(Unaudited)

AZL MVP BlackRock Global Allocation Fund(a)
Expenses:
Manager fees	$57,571
Administration fees	39,314
Custodian fees	2,548
Administrative and compliance services fees	1,267
Trustee fees	3,059
Professional fees	13,272
Shareholder reports	3,075
Other expenses	2,784

Total expenses before reductions	122,890
Less expenses contractually waived/reimbursed by the Manager	(41,344)
Less expenses voluntarily waived/reimbursed by the Manager	(19,163)

Net expenses	62,383

Net Investment Income/(Loss)	(62,383)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(25,899)
Net realized gains/(losses) on futures contracts	(86,528)
Change in unrealized appreciation/depreciation on investments	(2,577,405)

Net Realized/Unrealized Gains/(Losses) on Investments	(2,689,832)

Change in Net Assets Resulting From Operations	$(2,752,215)

(a)	For the Period January 10, 2012 (commencement of operations) to June 30, 2012.

See accompanying notes to the financial statements.

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Consolidated Statement of Changes in Net Assets

AZL MVP Blackrock Global Allocation Fund
January 10, 2012 to June 30, 2012(a)

(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(62,383)
Net realized gains/(losses) on investment transactions	(112,427)
Change in unrealized appreciation/depreciation on investments	(2,577,405)

Change in net assets resulting from operations	(2,752,215)

Capital Transactions:
Proceeds from shares issued	193,780,565
Value of shares redeemed	(6,454,493)

Change in net assets resulting from capital transactions	187,326,072

Change in net assets	184,573,857
Net Assets:
Beginning of period	—

End of period	$184,573,857

Accumulated net investment income/(loss)	$(62,383)

Share Transactions:
Shares issued	18,942,209
Shares redeemed	(618,670)

Change in shares	18,323,539

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP BlackRock Global Allocation Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

January 10, 2012 to June 30, 2012(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	— (b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.07

Total from Investment Activities	0.07

Net Asset Value, End of Period	$10.07

Total Return(c)	0.70%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$184,574
Net Investment Income/(Loss)(d)	(0.13)%
Expenses Before Reductions(d)(e)	0.27%
Expenses Net of Reductions(d)	0.16%
Portfolio Turnover Rate	1%

(a)	Period from commencement of operations.
(b)	Represents less than $0.005.
(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP BlackRock Global Allocation Fund

Consolidated Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP BlackRock Global Allocation Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to derivatives is through investments in its wholly-owned and controlled subsidiary, the AZL MVP BGA Investments Trust (the “Subsidiary”).

As of June 30, 2012, the Fund’s aggregate investment in the Subsidiary was $9,410,062, representing 5.10% of the Subsidiary’s net assets.

The Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP BlackRock Global Allocation Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Trust’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Trust, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2012, the Trust invested in futures contracts with low or negative correlations to the broad market. The futures contracts entered into by the Trust support in reducing volatility in the investment portfolios of the funds that invest in the Trust. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Trust is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Trust. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $8.9 million as of June 30, 2012. The monthly average notional amount for these contracts was $4.3 for the period ended June 30, 2012.

Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Consolidated Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Receivable for variation margin on futures contracts	$191,221	Payable for variation margin on futures contracts	$19,100

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP BlackRock Global Allocation Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$(86,528)	$172,121

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.”

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate		Expense Limit
AZL MVP Blackrock Global Allocation Fund	0.10	%*	0.15%
AZL MVP BGA Investments Trust	1.00%		1.25%

*	The Manager voluntarily reduced the management fee to 0.05%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund or Subsidiary to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s or Subsidiary’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager. At June 30, 2012, the contractual reimbursements that are subject to repayment by the Fund or Subsidiary in subsequent years were as follows:

Expires 12/31/15
AZL MVP Blackrock Global Allocation Fund	$14,045
AZL MVP BGA Investments Trust	27,299

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2012, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Consolidated Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP BlackRock Global Allocation Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $135 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$173,777,242	$—	$173,777,242
Unaffiliated Investment Company	1,061,388	—	1,061,388

Total Investment Securities	$174,838,630	$—	$174,838,630

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP BlackRock Global Allocation Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

	Level 1	Level 2	Total
Other Financial Instruments:*
Futures Contracts	$172,121	$—	$172,121

Total Investments	$175,010,751	$—	$175,010,751

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP BlackRock Global Allocation Fund	$186,972,485	$1,071,193

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $177,614,055. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$—
Unrealized depreciation	(2,775,425)

Net unrealized depreciation	$(2,775,425)

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

At “in person” meetings held on the following dates the Board of Trustees of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) authorized the creation of and approved Management Agreements between the Trust and Allianz Investment Management LLC (the “Manager”) for the following seven new Funds (the “MVP Funds”) of the Trust:

Board of Trustees Meeting Date	New Fund
September 14, 2011	AZL MVP Fusion Moderate Fund \ AZL MVP Fusion Balanced Fund / (the “Fusion Funds”)

AZL MVP Growth Index Strategy Fund \ AZL MVP Balanced Index Strategy Fund / (the “Index Strategy Funds”)

October 26, 2011	AZL MVP BlackRock Global Allocation Fund (the “BlackRock Fund”) AZL MVP Invesco Equity and Income Fund (the “Invesco Fund”)

February 24, 2012	AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Founding Strategy Fund”)

Prior to the creation of the seven MVP Funds, the Trust had six Funds (the “Original Funds”). The MVP Funds and the Original Funds are referred to collectively as the “Funds.”

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which the Fusion Funds will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. The Manager also makes investment decisions for the other MVP Funds. For the MVP Funds, the Manager is responsible for implementing the MVP (Managed Volatility Portfolio) risk management process which is intended to adjust and manage the risk of the portfolio. As part of this process, each MVP Fund may gain exposure to derivatives by investing up to 20% of its assets in a wholly-owned subsidiary which is managed by the Manager.

For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2013.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the

12

Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement on behalf of the MVP Funds was considered and approved at “in person” Board of Trustees meetings on the dates set forth above. At such meetings the Board also approved an Expense Limitation Agreement between the Manager and the Trust covering the MVP Funds for the period ending April 30, 2013. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including hypothetical performance and estimated expense information for the MVP Funds compared to other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals. The independent (“disinterested”) Trustees also discussed the proposed approvals in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each MVP Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1)  The nature, extent and quality of services provided by the Manager.  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such

13

services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the MVP Funds under the Management Agreement.

(2)  The investment performance of the Fund and the Manager.  On the dates of the Board of Trustees meetings set forth above when the Management Agreement was approved on behalf of the MVP Funds, no historical investment performance information was available for the MVP Funds. The Trustees received from the Manager information on hypothetical calendar year performance, hypothetical relative performance, and hypothetical volatility management results for the MVP Funds. This information indicated, for example, that the implementation of the MVP risk management process reduced volatility.

(3)  The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.  The Board considered that the Manager will receive an advisory fee from each of the MVP Funds. The Manager reported that for the two Fusion Funds the advisory fee to be paid put these Funds in the 58th percentile of the customized peer group. The Manager reported that for the two Index Strategy Funds the advisory fee to be paid by these Funds put them in the 11th percentile of the customized peer group. The Manager reported that for the BlackRock Fund, the Invesco Fund, and the Founding Strategy Fund, the advisory fee to be paid put these Funds in the 18th percentile of the customized peer group. Trustees were provided with information that the estimated operating expenses for the Fusion Funds put them at the 85th and 86th percentiles and the Index Strategy Funds in the 57th and 59th percentiles of the customized peer group. Trustees were provided with information for all of the MVP Funds comparing estimated operating and total expenses for the MVP Funds versus a customized peer group.

At the Board of Trustees meeting held October 26, 2011, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2009 through June 30, 2011. The MVP Funds did not exist during this time period. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the MVP Funds’ advisory fees and anticipated expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the MVP Funds would be excessive.

(4) and (5)  The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.  The Trustees noted that the advisory fee schedules for the MVP Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with MVP Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by the MVP Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the MVP Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual MVP Funds.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the MVP Funds’ advisory fee rate schedules was acceptable under each MVP Fund’s circumstances.

14

The Trustees noted that the Manager has agreed to temporarily “cap” MVP Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the MVP Funds grow larger. The Board receives quarterly reports on the level of MVP Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2012, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

15

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® MVP Franklin Templeton

Founding Strategy Plus Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Consolidated Schedule of Portfolio Investments

Consolidated Statement of Assets and Liabilities

Consolidated Statement of Operations

Consolidated Statement of Changes in Net Assets

Consolidated Financial Highlights

Consolidated Notes to the Financial Statements

Other Information

Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/27/12	Ending Account Value 6/30/12	Expense Paid During Period* 4/27/12 - 6/30/12	Annualized Expense Ratio During Period 4/27/12 - 6/30/12
AZL MVP Franklin Templeton Founding Strategy Fund	$1,000.00	$981.00	$0.26	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period** 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL MVP Franklin Templeton Founding Strategy Fund	$1,000.00	$1,024.12	$0.75	0.15%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from April 27, 2012 (date of commencement of operations) to June 30, 2012 divided by the number of days in the fiscal year.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expenses ratios for the 65 days of operations during the period, and has been annualized to reflect values for the period January 1, 2012 to June 30, 2012.

Portfolio Composition

(Unaudited)

Investment	Percentage of net assets+
Fixed Income	94.4%
Money Markets	0.9

Total	95.3%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2012

(Unaudited)

Shares		Fair Value

Affiliated Investment Company (94.4%):
1,092,197	AZL Franklin Templeton Founding Strategy Plus Fund	$12,319,985

Total Affiliated Investment Companies (Cost $12,186,869)		12,319,985

Unaffiliated Investment Company (0.9%):
117,440	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(a)	117,440

Total Unaffiliated Investment Company (Cost $117,440)		117,440

Total Investment Securities (Cost $12,304,309)(b) — 95.3%		12,437,425
Net other assets (liabilities) — 4.7%		524,474

Net Assets — 100.0%		$13,057,290

Percentages indicated are based on net assets as of June 30, 2012.

(a)	The rate represents the effective yield at June 30, 2012.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/24/12	5	328,412	10,689
U.S. Treasury 10-Year Note September Futures	Long	9/20/12	1	134,611	(1,236)

Total					$9,453

See accompanying notes to the financial statements.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Consolidated Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

AZL MVP Franklin Templeton Founding Strategy Plus Fund
Assets:
Investment securities, at cost	$12,304,309

Investment securities, at value	$12,437,425
Segregated cash with broker	636,630
Receivable for capital shares issued	101,263
Receivable from Manager	7,972

Total Assets	13,183,290

Liabilities:
Payable for investments purchased	117,440
Administration fees payable	2,549
Custodian fees payable	288
Administrative and compliance services fees payable	41
Other accrued liabilities	5,682

Total Liabilities	126,000

Net Assets	$13,057,290

Net Assets Consist of:
Capital	$12,924,400
Accumulated net investment income/(loss)	(2,088)
Accumulated net realized gains/(losses) from investment transactions	(7,591)
Net unrealized appreciation/(depreciation) on investments	142,569

Net Assets	$13,057,290

Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,330,576
Net Asset Value (offering and redemption price per share)	$9.81

Consolidated Statement of Operations

For the Period Ended June 30, 2012

(Unaudited)

AZL MVP Franklin Templeton Founding Strategy Plus Fund(a)
Expenses:
Manager fees	$1,930
Administration fees	5,218
Custodian fees	467
Administrative and compliance services fees	26
Trustee fees	52
Professional fees	5,151
Shareholder reports	492
Other expenses	835

Total expenses before reductions	13,522
Less expenses contractually waived/reimbursed by the Manager	(11,435)
Less expenses voluntarily waived/reimbursed by the Manager	(648)

Net expenses	2,088

Net Investment Income/(Loss)	(2,088)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(2)
Net realized gains/(losses) on futures contracts	(7,589)
Change in unrealized appreciation/depreciation on investments	142,569

Net Realized/Unrealized Gains/(Losses) on Investments	134,978

Change in Net Assets Resulting From Operations	$132,890

(a)	For the Period April 27, 2012 (commencement of operations) to June 30, 2012.

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Consolidated Statement of Changes in Net Assets

AZL MVP Franklin Templeton Founding Strategy Plus Fund
April 27, 2012 to June 30, 2012(a)
(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(2,088)
Net realized gains/(losses) on investment transactions	(7,591)
Change in unrealized appreciation/depreciation on investments	142,569

Change in net assets resulting from operations	132,890

Capital Transactions:
Proceeds from shares issued	12,924,433
Value of shares redeemed	(33)

Change in net assets resulting from capital transactions	12,924,400

Change in net assets	13,057,290
Net Assets:
Beginning of period	—

End of period	$13,057,290

Accumulated net investment income/(loss)	$(2,088)

Share Transactions:
Shares issued	1,330,579
Shares redeemed	(3)

Change in shares	1,330,576

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	April 27, 2012 to June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.19	)(c)

Total from Investment Activities	(0.19)

Net Asset Value, End of Period	$9.81

Total Return(d)	(1.90)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$13,057
Net Investment Income/(Loss)(e)	(0.15)%
Expenses Before Reductions(e)(f)	0.99%
Expenses Net of Reductions(e)	0.15%
Portfolio Turnover Rate	—	%(g)

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized.

(e)	Annualized for periods less than one year

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Represents less than 0.005%.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Consolidated Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to derivatives is through investments in its wholly-owned and controlled subsidiary, the AZL MVP FTFSP Investments Trust (the “Subsidiary”).

As of June 30, 2012, the Fund’s aggregate investment in the Subsidiary was $642,456, representing 4.92% of the Subsidiary’s net assets.

The Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Trust’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Trust, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2012, the Trust invested in futures contracts with low or negative correlations to the broad market. The futures contracts entered into by the Trust support in reducing volatility in the investment portfolios of the funds that invest in the Trust. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Trust is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Trust. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $0.5 million as of June 30, 2012. The monthly average notional amount for these contracts was $0.2 for the period ended June 30, 2012.

Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Consolidated Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Receivable for variation margin on futures contracts	$10,689	Payable for variation margin on futures contracts	$1,236

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$(7,589)	$9,453

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.”

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate		Expense Limit
AZL MVP Franklin Templeton Founding Strategy Plus	0.10	%*	0.15%
AZL MVP FTFSP Investments Trust	1.00%		1.25%

*	The Manager voluntarily reduced the management fee to 0.05%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund or Subsidiary to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s or Subsidiary’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager. At June 30, 2012, the contractual reimbursements that are subject to repayment by the Fund or Subsidiary in subsequent years were as follows:

Expires 12/31/15
AZL MVP Franklin Templeton Founding Strategy Plus	$2,083
AZL MVP FTFSP Investments Trust	9,352

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2012, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Consolidated Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $4 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$12,319,985	$—	$12,319,985
Unaffiliated Investment Company	117,440	—	117,440

Total Investment Securities	$12,437,425	$—	$12,437,425

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

	Level 1	Level 2	Total
Other Financial Instruments:*
Futures Contracts	$9,453	—	$9,453

Total Investments	$12,446,878	$—	$12,446,878

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$12,828,320	$33

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $12,304,311. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$133,116
Unrealized depreciation	(2)

Net unrealized appreciation	$133,114

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

At “in person” meetings held on the following dates the Board of Trustees of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) authorized the creation of and approved Management Agreements between the Trust and Allianz Investment Management LLC (the “Manager”) for the following seven new Funds (the “MVP Funds”) of the Trust:

Board of Trustees Meeting Date	New Fund
September 14, 2011	AZL MVP Fusion Moderate Fund \ AZL MVP Fusion Balanced Fund / (the “Fusion Funds”)

AZL MVP Growth Index Strategy Fund \ AZL MVP Balanced Index Strategy Fund / (the “Index Strategy Funds”)

October 26, 2011	AZL MVP BlackRock Global Allocation Fund (the “BlackRock Fund”) AZL MVP Invesco Equity and Income Fund (the “Invesco Fund”)

February 24, 2012	AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Founding Strategy Fund”)

Prior to the creation of the seven MVP Funds, the Trust had six Funds (the “Original Funds”). The MVP Funds and the Original Funds are referred to collectively as the “Funds.”

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which the Fusion Funds will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. The Manager also makes investment decisions for the other MVP Funds. For the MVP Funds, the Manager is responsible for implementing the MVP (Managed Volatility Portfolio) risk management process which is intended to adjust and manage the risk of the portfolio. As part of this process, each MVP Fund may gain exposure to derivatives by investing up to 20% of its assets in a wholly-owned subsidiary which is managed by the Manager.

For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2013.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the

12

Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement on behalf of the MVP Funds was considered and approved at “in person” Board of Trustees meetings on the dates set forth above. At such meetings the Board also approved an Expense Limitation Agreement between the Manager and the Trust covering the MVP Funds for the period ending April 30, 2013. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including hypothetical performance and estimated expense information for the MVP Funds compared to other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals. The independent (“disinterested”) Trustees also discussed the proposed approvals in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each MVP Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1)  The nature, extent and quality of services provided by the Manager.  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such

13

services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the MVP Funds under the Management Agreement.

(2)  The investment performance of the Fund and the Manager.  On the dates of the Board of Trustees meetings set forth above when the Management Agreement was approved on behalf of the MVP Funds, no historical investment performance information was available for the MVP Funds. The Trustees received from the Manager information on hypothetical calendar year performance, hypothetical relative performance, and hypothetical volatility management results for the MVP Funds. This information indicated, for example, that the implementation of the MVP risk management process reduced volatility.

(3)  The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.  The Board considered that the Manager will receive an advisory fee from each of the MVP Funds. The Manager reported that for the two Fusion Funds the advisory fee to be paid put these Funds in the 58th percentile of the customized peer group. The Manager reported that for the two Index Strategy Funds the advisory fee to be paid by these Funds put them in the 11th percentile of the customized peer group. The Manager reported that for the BlackRock Fund, the Invesco Fund, and the Founding Strategy Fund, the advisory fee to be paid put these Funds in the 18th percentile of the customized peer group. Trustees were provided with information that the estimated operating expenses for the Fusion Funds put them at the 85th and 86th percentiles and the Index Strategy Funds in the 57th and 59th percentiles of the customized peer group. Trustees were provided with information for all of the MVP Funds comparing estimated operating and total expenses for the MVP Funds versus a customized peer group.

At the Board of Trustees meeting held October 26, 2011, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2009 through June 30, 2011. The MVP Funds did not exist during this time period. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the MVP Funds’ advisory fees and anticipated expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the MVP Funds would be excessive.

(4) and (5)  The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.  The Trustees noted that the advisory fee schedules for the MVP Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with MVP Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by the MVP Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the MVP Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual MVP Funds.

14

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the MVP Funds’ advisory fee rate schedules was acceptable under each MVP Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” MVP Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the MVP Funds grow larger. The Board receives quarterly reports on the level of MVP Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2012, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

15

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL MVP FusionSM Balanced Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Consolidated Schedule of Portfolio Investments

Consolidated Statement of Assets and Liabilities

Consolidated Statement of Operations

Consolidated Statement of Changes in Net Assets

Consolidated Financial Highlights

Consolidated Notes to the Financial Statements

Other Information

Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Balanced Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/10/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/10/12 - 6/30/12	Annualized Expense Ratio During Period 1/10/12 - 6/30/12
AZL MVP Fusion Balanced Fund	$1,000.00	$1,041.00	$1.74	0.36%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period** 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL MVP Fusion Balanced Fund	$1,000.00	$1,023.07	$1.81	0.36%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from January 10, 2012 (date of commencement of operations) to June 30, 2012 divided by the number of days in the fiscal year.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 173 days of operations during the period, and has been annualized to reflect values for the period January 1, 2012 to June 30, 2012.

Portfolio Composition

(Unaudited)

Investment	Percentage of net assets+
Fixed Income	46.6%
Domestic Equities	31.2
International Equities	13.1
Alternatives	3.5
Money Markets	0.3

Total	94.7%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Balanced Fund

Consolidated Schedule of Portfolio Investments

June 30, 2012

(Unaudited)

Shares		Fair Value

Affiliated Investment Companies (94.4%):
83,723	AZL Allianz AGIC Opportunity Fund	$1,017,238
198,405	AZL BlackRock Capital Appreciation Fund	2,668,545
82,020	AZL Columbia Mid Cap Value Fund	665,179
128,244	AZL Columbia Small Cap Value Fund	1,336,301
392,899	AZL Eaton Vance Large Cap Value Fund	3,312,141
161,583	AZL International Index Fund	2,010,094
118,451	AZL Invesco Growth and Income Fund	1,320,731
182,633	AZL Invesco International Equity Fund	2,668,269
140,943	AZL JPMorgan International Opportunities Fund	2,008,433
265,885	AZL JPMorgan U.S. Equity Fund	2,661,506
88,667	AZL MFS Investors Trust Fund	1,329,999
40,984	AZL Mid Cap Index Fund	665,575
147,600	AZL Morgan Stanley Global Real Estate Fund	1,331,350
46,979	AZL Morgan Stanley Mid Cap Growth Fund	664,757
103,658	AZL NFJ International Value Fund	1,334,084
63,549	AZL Oppenheimer Discovery Fund	668,534
136,448	AZL Russell 1000 Growth Index Fund	1,660,568
236,308	AZL Russell 1000 Value Index Fund	2,651,380

Shares		Fair Value

Affiliated Investment Companies, continued
89,108	AZL Schroder Emerging Markets Equity Fund, Class 2	$669,198
142,303	PIMCO PVIT CommodityRealReturn Strategy Portfolio	1,006,083
196,714	PIMCO PVIT Global Advantage Strategy Bond Portfolio	1,959,271
253,759	PIMCO PVIT High Yield Portfolio	1,959,017
222,086	PIMCO PVIT Real Return Portfolio	3,231,348
1,844,035	PIMCO PVIT Total Return Portfolio	21,095,766
256,683	PIMCO PVIT Unconstrained Bond Portfolio	2,592,494

Total Affiliated Investment Companies (Cost $62,200,827)		62,487,861

Unaffiliated Investment Company (0.3%):
197,845	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(a)	197,845

Total Unaffiliated Investment Company (Cost $197,845)		197,845

Total Investment Securities (Cost $62,398,672)(b) — 94.7%		62,685,706
Net other assets (liabilities) — 5.3%		3,509,497

Net Assets — 100.0%		$66,195,203

Percentages indicated are based on net assets as of June 30, 2012.

(a)	The rate represents the effective yield at June 30, 2012.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/24/12	24	$1,627,680	$55,961
U.S. Treasury 10-Year Note September Futures	Long	9/20/12	12	1,600,500	(7,204)

Total					$48,757

See accompanying notes to the financial statements.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Balanced Fund

Consolidated Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

AZL MVP Fusion Balanced Fund
Assets:
Investment securities, at cost	$62,398,672

Investment securities, at value	$62,685,706
Segregated cash with broker	3,316,952
Interest and dividends receivable	65,498
Receivable for capital shares issued	439,740
Receivable for variation margin on futures contracts	77

Total Assets	66,507,973

Liabilities:
Cash overdraft	65,498
Payable for investments purchased	197,846
Manager fees payable	7,190
Administration fees payable	15,662
Custodian fees payable	2,686
Administrative and compliance services fees payable	1,161
Other accrued liabilities	22,727

Total Liabilities	312,770

Net Assets	$66,195,203

Net Assets Consist of:
Capital	$65,724,812
Accumulated net investment income/(loss)	140,995
Accumulated net realized gains/(losses) from investment transactions	(6,395)
Net unrealized appreciation/(depreciation) on investments	335,791

Net Assets	$66,195,203

Shares of beneficial interest (unlimited number of shares authorized, no par value)	6,361,531
Net Asset Value (offering and redemption price per share)	$10.41

Consolidated Statement of Operations

For the Period Ended June 30, 2012

(Unaudited)

AZL MVP Fusion Balanced Fund(a)
Investment Income:
Dividends	$191,088

Total Investment Income	191,088

Expenses:
Manager fees	34,534
Administration fees	32,635
Custodian fees	2,354
Administrative and compliance services fees	392
Trustee fees	869
Professional fees	10,421
Shareholder reports	1,831
Other expenses	2,190

Total expenses before reductions	85,226
Less expenses contractually waived/reimbursed by the Manager	(28,209)
Less expenses voluntarily waived/reimbursed by the Manager	(6,924)

Net expenses	50,093

Net Investment Income/(Loss)	140,995

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(957)
Net realized gains/(losses) on futures contracts	(5,438)
Change in unrealized appreciation/depreciation on investments	335,791

Net Realized/Unrealized Gains/(Losses) on Investments	329,396

Change in Net Assets Resulting From Operations	$470,391

(a)	For the Period January 10, 2012 (commencement of operations) to June 30, 2012.

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Consolidated Statement of Changes in Net Assets

AZL MVP Fusion Balanced Fund
January 10, 2012 to June 30, 2012(a)
(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$140,995
Net realized gains/(losses) on investment transactions	(6,395)
Change in unrealized appreciation/depreciation on investments	335,791

Change in net assets resulting from operations	470,391

Capital Transactions:
Proceeds from shares issued	66,487,537
Value of shares redeemed	(762,725)

Change in net assets resulting from capital transactions	65,724,812

Change in net assets	66,195,203
Net Assets:
Beginning of period	—

End of period	$66,195,203

Accumulated net investment income/(loss)	$140,995

Share Transactions:
Shares issued	6,434,073
Shares redeemed	(72,542)

Change in shares	6,361,531

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Balanced Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	January 10, 2012 to June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.39

Total from Investment Activities	0.41

Net Asset Value, End of Period	$10.41

Total Return(b)	4.10%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$66,195
Net Investment Income/(Loss)(c)	1.01%
Expenses Before Reductions(c)(d)	0.56%
Expenses Net of Reductions(c)	0.36%
Portfolio Turnover Rate	—	%(e)

(a)	Period from commencement of operations.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Represents less than 0.005%.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Balanced Fund

Consolidated Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Balanced Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to derivatives is through investments in its wholly-owned and controlled subsidiary, the AZL MVP FB Investments Trust (the “Subsidiary”).

As of June 30, 2012, the Fund’s aggregate investment in the Subsidiary was $3,307,056, representing 5.00% of the Subsidiary’s net assets.

The Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Balanced Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Trust’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Trust, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2012, the Trust invested in futures contracts with low or negative correlations to the broad market. The futures contracts entered into by the Trust support in reducing volatility in the investment portfolios of the funds that invest in the Trust. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Trust is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Trust. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $3.2 million as of June 30, 2012. The monthly average notional amount for these contracts was $1.5 for the period ended June 30, 2012.

Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Consolidated Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Receivable for variation margin on futures contracts	$55,961	Payable for variation margin on futures contracts	$7,204

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Balanced Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$(5,438)	$48,757

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.”

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate		Expense Limit
AZL MVP Fusion Balanced Fund	0.20	%*	0.30%
AZL MVP FB Investments Trust	1.00%		1.25%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund or Subsidiary to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s or Subsidiary’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager. At June 30, 2012, the contractual reimbursements that are subject to repayment by the Fund or Subsidiary in subsequent years were as follows:

Expires 12/31/15
AZL MVP Fusion Balanced Fund	$1,465
AZL MVP FB Investments Trust	26,744

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2012, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Consolidated Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Balanced Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $100 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Balanced Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$62,487,681	$—	$62,487,861
Unaffiliated Investment Company	197,845	—	197,845

Total Investment Securities	$62,685,706	$—	$62,685,706

Other Financial Instruments:*
Futures Contracts	$48,757	—	$48,757

Total Investments	$62,734,463	$—	$62,734,463

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Balanced Fund	$65,636,005	$161,976

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $62,399,695. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$513,379
Unrealized depreciation	(227,368)

Net unrealized appreciation	$286,011

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

At “in person” meetings held on the following dates the Board of Trustees of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) authorized the creation of and approved Management Agreements between the Trust and Allianz Investment Management LLC (the “Manager”) for the following seven new Funds (the “MVP Funds”) of the Trust:

Board of Trustees Meeting Date	New Fund
September 14, 2011	AZL MVP Fusion Moderate Fund \ AZL MVP Fusion Balanced Fund / (the “Fusion Funds”)

AZL MVP Growth Index Strategy Fund \ AZL MVP Balanced Index Strategy Fund / (the “Index Strategy Funds”)

October 26, 2011	AZL MVP BlackRock Global Allocation Fund (the “BlackRock Fund”) AZL MVP Invesco Equity and Income Fund (the “Invesco Fund”)

February 24, 2012	AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Founding Strategy Fund”)

Prior to the creation of the seven MVP Funds, the Trust had six Funds (the “Original Funds”). The MVP Funds and the Original Funds are referred to collectively as the “Funds.”

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which the Fusion Funds will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. The Manager also makes investment decisions for the other MVP Funds. For the MVP Funds, the Manager is responsible for implementing the MVP (Managed Volatility Portfolio) risk management process which is intended to adjust and manage the risk of the portfolio. As part of this process, each MVP Fund may gain exposure to derivatives by investing up to 20% of its assets in a wholly-owned subsidiary which is managed by the Manager.

For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2013.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the

12

Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement on behalf of the MVP Funds was considered and approved at “in person” Board of Trustees meetings on the dates set forth above. At such meetings the Board also approved an Expense Limitation Agreement between the Manager and the Trust covering the MVP Funds for the period ending April 30, 2013. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including hypothetical performance and estimated expense information for the MVP Funds compared to other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals. The independent (“disinterested”) Trustees also discussed the proposed approvals in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each MVP Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1)  The nature, extent and quality of services provided by the Manager.  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such

13

services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the MVP Funds under the Management Agreement.

(2)  The investment performance of the Fund and the Manager.  On the dates of the Board of Trustees meetings set forth above when the Management Agreement was approved on behalf of the MVP Funds, no historical investment performance information was available for the MVP Funds. The Trustees received from the Manager information on hypothetical calendar year performance, hypothetical relative performance, and hypothetical volatility management results for the MVP Funds. This information indicated, for example, that the implementation of the MVP risk management process reduced volatility.

(3)  The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.  The Board considered that the Manager will receive an advisory fee from each of the MVP Funds. The Manager reported that for the two Fusion Funds the advisory fee to be paid put these Funds in the 58th percentile of the customized peer group. The Manager reported that for the two Index Strategy Funds the advisory fee to be paid by these Funds put them in the 11th percentile of the customized peer group. The Manager reported that for the BlackRock Fund, the Invesco Fund, and the Founding Strategy Fund, the advisory fee to be paid put these Funds in the 18th percentile of the customized peer group. Trustees were provided with information that the estimated operating expenses for the Fusion Funds put them at the 85th and 86th percentiles and the Index Strategy Funds in the 57th and 59th percentiles of the customized peer group. Trustees were provided with information for all of the MVP Funds comparing estimated operating and total expenses for the MVP Funds versus a customized peer group.

At the Board of Trustees meeting held October 26, 2011, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2009 through June 30, 2011. The MVP Funds did not exist during this time period. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the MVP Funds’ advisory fees and anticipated expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the MVP Funds would be excessive.

(4) and (5)  The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.  The Trustees noted that the advisory fee schedules for the MVP Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with MVP Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by the MVP Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the MVP Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual MVP Funds.

14

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the MVP Funds’ advisory fee rate schedules was acceptable under each MVP Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” MVP Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the MVP Funds grow larger. The Board receives quarterly reports on the level of MVP Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2012, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

15

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL MVP FusionSM Moderate Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Consolidated Schedule of Portfolio Investments

Consolidated Statement of Assets and Liabilities

Consolidated Statement of Operations

Consolidated Statement of Changes in Net Assets

Consolidated Financial Highlights

Consolidated Notes to the Financial Statements

Other Information

Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Moderate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These expenses are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/10/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/10/12 - 6/30/12	Annualized Expense Ratio During Period 1/10/12 - 6/30/12
AZL MVP Fusion Moderate Fund	$1,000.00	$1,039.00	$1.54	0.32%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period** 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL MVP Fusion Moderate Fund	$1,000.00	$1,023.27	$1.61	0.32%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from January 10, 2012 (date of commencement of operations) to June 30, 2012 divided by the number of days in the fiscal year.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 173 days of operations during the period, and has been annualized to reflect values for the period January 1, 2012 to June 30, 2012.

Portfolio Composition

(Unaudited)

Investment	Percentage of net assets+
Domestic Equities	36.6%
Fixed Income	32.4
International Equities	20.6
Alternatives	4.5
Money Markets	0.7

Total	94.8%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Moderate Fund

Consolidated Schedule of Portfolio Investments

June 30, 2012

(Unaudited)

Shares		Fair Value

Affiliated Investment Companies (94.1%):
167,107	AZL Allianz AGIC Opportunity Fund	$2,030,350
397,193	AZL BlackRock Capital Appreciation Fund	5,342,240
246,114	AZL Columbia Mid Cap Value Fund	1,995,984
319,957	AZL Columbia Small Cap Value Fund	3,333,950
260,186	AZL Dreyfus Research Growth Fund	2,674,708
943,877	AZL Eaton Vance Large Cap Value Fund	7,956,885
539,164	AZL International Index Fund	6,707,198
237,177	AZL Invesco Growth and Income Fund	2,644,528
548,441	AZL Invesco International Equity Fund	8,012,723
470,295	AZL JPMorgan International Opportunities Fund	6,701,697
665,370	AZL JPMorgan U.S. Equity Fund	6,660,352
177,531	AZL MFS Investors Trust Fund	2,662,970
82,080	AZL Mid Cap Index Fund	1,332,978
442,924	AZL Morgan Stanley Global Real Estate Fund	3,995,171
141,146	AZL Morgan Stanley Mid Cap Growth Fund	1,997,214
311,332	AZL NFJ International Value Fund	4,006,842
127,272	AZL Oppenheimer Discovery Fund	1,338,899
300,508	AZL Russell 1000 Growth Index Fund	3,657,179

Shares		Fair Value

Affiliated Investment Companies, continued
473,091	AZL Russell 1000 Value Index Fund	$5,308,079
267,710	AZL Schroder Emerging Markets Equity Fund, Class 2	2,010,502
284,941	PIMCO PVIT CommodityRealReturn Strategy Portfolio	2,014,532
393,860	PIMCO PVIT Global Advantage Strategy Bond Portfolio	3,922,847
508,087	PIMCO PVIT High Yield Portfolio	3,922,429
355,714	PIMCO PVIT Real Return Portfolio	5,175,644
2,300,147	PIMCO PVIT Total Return Portfolio	26,313,681
385,434	PIMCO PVIT Unconstrained Bond Portfolio	3,892,881

Total Affiliated Investment Companies (Cost $125,835,239)		125,612,463

Unaffiliated Investment Company (0.7%):
913,956	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(a)	913,956

Total Unaffiliated Investment Company (Cost $913,956)		913,956

Total Investment Securities (Cost $126,749,195)(b) — 94.8%		126,526,419
Net other assets (liabilities) — 5.2%		6,871,768

Net Assets — 100.0%		$133,398,187

Percentages indicated are based on net assets as of June 30, 2012.

(a)	The rate represents the effective yield at June 30, 2012.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/24/12	62	$4,204,840	$130,049
U.S. Treasury 10-Year Note September Futures	Long	9/20/14	17	2,267,375	(10,524)

Total					$119,525

See accompanying notes to the financial statements.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Moderate Fund

Consolidated Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

AZL MVP Fusion Moderate Fund
Assets:
Investment securities, at cost	$126,749,195

Investment securities, at value	$126,526,419
Segregated cash with broker	6,622,282
Interest and dividends receivable	91,972
Receivable for capital shares issued	1,231,045

Total Assets	134,471,718

Liabilities:
Payable for investments purchased	1,005,928
Manager fees payable	15,368
Administration fees payable	17,252
Custodian fees payable	2,963
Administrative and compliance services fees payable	2,371
Other accrued liabilities	29,649

Total Liabilities	1,073,531

Net Assets	$133,398,187

Net Assets Consist of:
Capital	$133,393,829
Accumulated net investment income/(loss)	183,228
Accumulated net realized gains/(losses) from investment transactions	(75,619)
Net unrealized appreciation/(depreciation) on investments	(103,251)

Net Assets	$133,398,187

Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,834,662
Net Asset Value (offering and redemption price per share)	$10.39

Consolidated Statement of Operations

For the Period Ended June 30, 2012

(Unaudited)

AZL MVP Fusion Moderate Fund(a)
Investment Income:
Dividends	$271,568

Total Investment Income	271,568

Expenses:
Manager fees	67,874
Administration fees	38,277
Custodian fees	2,783
Administrative and compliance services fees	907
Trustee fees	2,152
Professional fees	12,164
Shareholder reports	2,702
Other expenses	2,521

Total expenses before reductions	129,380
Less expenses contractually waived/reimbursed by the Manager	(27,435)
Less expenses voluntarily waived/reimbursed by the Manager	(13,605)

Net expenses	88,340

Net Investment Income/(Loss)	183,228

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(851)
Net realized gains/(losses) on futures contracts	(74,768)
Change in unrealized appreciation/depreciation on investments	(103,251)

Net Realized/Unrealized Gains/(Losses) on Investments	(178,870)

Change in Net Assets Resulting From Operations	$4,358

(a)	For the Period January 10, 2012 (commencement of operations) to June 30, 2012.

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Consolidated Statement of Changes in Net Assets

AZL MVP Fusion Moderate Fund
January 10, 2012 to June 30, 2012(a)
(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$183,228
Net realized gains/(losses) on investment transactions	(75,619)
Change in unrealized appreciation/depreciation on investments	(103,251)

Change in net assets resulting from operations	4,358

Capital Transactions:
Proceeds from shares issued	137,731,686
Value of shares redeemed	(4,337,857)

Change in net assets resulting from capital transactions	133,393,829

Change in net assets	133,398,187
Net Assets:
Beginning of period	—

End of period	$133,398,187

Accumulated net investment income/(loss)	$183,228

Share Transactions:
Shares issued	13,246,917
Shares redeemed	(412,255)

Change in shares	12,834,662

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Moderate Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	January 10, 2012 to June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.38	(b)

Total from Investment Activities	0.39

Net Asset Value, End of Period	$10.39

Total Return(c)	3.90%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$133,398
Net Investment Income/(Loss)(d)	0.67%
Expenses Before Reductions(d)(e)	0.42%
Expenses Net of Reductions(d)	0.32%
Portfolio Turnover Rate	—	%(f)

(a)	Period from commencement of operations.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Represents less than 0.005%.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Moderate Fund

Consolidated Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Balanced Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to derivatives is through investments in its wholly-owned and controlled subsidiary, the AZL MVP FB Investments Trust (the “Subsidiary”).

As of June 30, 2012, the Fund’s aggregate investment in the Subsidiary was $6,642,033, representing 4.98% of the Subsidiary’s net assets.

The Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Moderate Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Trust’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Trust, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2012, the Trust invested in futures contracts with low or negative correlations to the broad market. The futures contracts entered into by the Trust support in reducing volatility in the investment portfolios of the funds that invest in the Trust. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Trust is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Trust. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $6.4 million as of June 30, 2012. The monthly average notional amount for these contracts was $3.0 for the period ended June 30, 2012.

Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Consolidated Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Receivable for variation margin on futures contracts	$130,049	Payable for variation margin on futures contracts	$10,524

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Moderate Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$(74,768)	$119,525

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.”

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate		Expense Limit
AZL MVP Fusion Moderate Fund	0.20	%*	0.30%
AZL MVP FM Investments Trust	1.00%		1.25%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund or Subsidiary to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s or Subsidiary’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager. At June 30, 2012, the contractual reimbursements that are subject to repayment by the Fund or Subsidiary in subsequent years were as follows:

Expires 12/31/15
AZL MVP Fusion Moderate Fund	$—
AZL MVP FM Investments Trust	27,435

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Moderate Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $100 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$125,612,463	$—	$125,612,463
Unaffiliated Investment Company	913,956	—	913,956

Total Investment Securities	$126,526,419	$—	$126,526,419

Other Financial Instruments:*
Futures Contracts	$119,525	$—	$119,525

Total Investments	$126,645,944	$—	$126,645,944

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Moderate Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Moderate Fund	$96,316,401	$34,937,624

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $126,750,113. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$747,582
Unrealized depreciation	(971,276)

Net unrealized depreciation	$(223,694)

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

At “in person” meetings held on the following dates the Board of Trustees of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) authorized the creation of and approved Management Agreements between the Trust and Allianz Investment Management LLC (the “Manager”) for the following seven new Funds (the “MVP Funds”) of the Trust:

Board of Trustees Meeting Date	New Fund
September 14, 2011	AZL MVP Fusion Moderate Fund \ AZL MVP Fusion Balanced Fund / (the “Fusion Funds”)

AZL MVP Growth Index Strategy Fund \ AZL MVP Balanced Index Strategy Fund / (the “Index Strategy Funds”)

October 26, 2011	AZL MVP BlackRock Global Allocation Fund (the “BlackRock Fund”) AZL MVP Invesco Equity and Income Fund (the “Invesco Fund”)

February 24, 2012	AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Founding Strategy Fund”)

Prior to the creation of the seven MVP Funds, the Trust had six Funds (the “Original Funds”). The MVP Funds and the Original Funds are referred to collectively as the “Funds.”

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which the Fusion Funds will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. The Manager also makes investment decisions for the other MVP Funds. For the MVP Funds, the Manager is responsible for implementing the MVP (Managed Volatility Portfolio) risk management process which is intended to adjust and manage the risk of the portfolio. As part of this process, each MVP Fund may gain exposure to derivatives by investing up to 20% of its assets in a wholly-owned subsidiary which is managed by the Manager.

For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2013.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

12

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement on behalf of the MVP Funds was considered and approved at “in person” Board of Trustees meetings on the dates set forth above. At such meetings the Board also approved an Expense Limitation Agreement between the Manager and the Trust covering the MVP Funds for the period ending April 30, 2013. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including hypothetical performance and estimated expense information for the MVP Funds compared to other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals. The independent (“disinterested”) Trustees also discussed the proposed approvals in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each MVP Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1)  The nature, extent and quality of services provided by the Manager.  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also

13

provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the MVP Funds under the Management Agreement.

(2)  The investment performance of the Fund and the Manager.  On the dates of the Board of Trustees meetings set forth above when the Management Agreement was approved on behalf of the MVP Funds, no historical investment performance information was available for the MVP Funds. The Trustees received from the Manager information on hypothetical calendar year performance, hypothetical relative performance, and hypothetical volatility management results for the MVP Funds. This information indicated, for example, that the implementation of the MVP risk management process reduced volatility.

(3)  The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.  The Board considered that the Manager will receive an advisory fee from each of the MVP Funds. The Manager reported that for the two Fusion Funds the advisory fee to be paid put these Funds in the 58th percentile of the customized peer group. The Manager reported that for the two Index Strategy Funds the advisory fee to be paid by these Funds put them in the 11th percentile of the customized peer group. The Manager reported that for the BlackRock Fund, the Invesco Fund, and the Founding Strategy Fund, the advisory fee to be paid put these Funds in the 18th percentile of the customized peer group. Trustees were provided with information that the estimated operating expenses for the Fusion Funds put them at the 85th and 86th percentiles and the Index Strategy Funds in the 57th and 59th percentiles of the customized peer group. Trustees were provided with information for all of the MVP Funds comparing estimated operating and total expenses for the MVP Funds versus a customized peer group.

At the Board of Trustees meeting held October 26, 2011, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2009 through June 30, 2011. The MVP Funds did not exist during this time period. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the MVP Funds’ advisory fees and anticipated expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the MVP Funds would be excessive.

(4) and (5)  The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.  The Trustees noted that the advisory fee schedules for the MVP Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with MVP Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by the MVP Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the MVP Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual MVP Funds.

14

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the MVP Funds’ advisory fee rate schedules was acceptable under each MVP Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” MVP Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the MVP Funds grow larger. The Board receives quarterly reports on the level of MVP Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2012, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

15

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® MVP Growth Index Strategy Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Consolidated Schedule of Portfolio Investments

Consolidated Statement of Assets and Liabilities

Consolidated Statement of Operations

Consolidated Statement of Changes in Net Assets

Consolidated Financial Highlights

Consolidated Notes to the Financial Statements

Other Information

Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These expenses are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/10/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/10/12 - 6/30/12	Annualized Expense Ratio During Period 1/10/12 - 6/30/12
AZL MVP Growth Index Strategy Fund	$1,000.00	$1,039.00	$1.11	0.23%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period** 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL MVP Growth Index Strategy Fund	$1,000.00	$1,023.72	$1.16	0.23%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from January 10, 2012 (date of commencement of operations) to June 30, 2012 divided by the number of days in the fiscal year.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 173 days of operations during the period, and has been annualized to reflect values for the period January 1, 2012 to June 30, 2012.

Portfolio Composition

(Unaudited)

Investment	Percentage of net assets+
Domestic Equities	52.3%
Fixed Income	23.1
International Equities	19.2
Money Markets	0.3

Total	94.9%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Growth Index Strategy Fund

Consolidated Schedule of Portfolio Investments

June 30, 2012

(Unaudited)

Shares		Fair Value

Affiliated Investment Companies (94.6%):
2,966,900	AZL Enhanced Bond Index Fund	$33,466,630
2,233,096	AZL International Index Fund	27,802,050
984,253	AZL Mid Cap Index Fund	15,984,263
5,465,789	AZL S&P 500 Index Fund, Class 2	51,761,024
752,978	AZL Small Cap Stock Index Fund	8,004,161

Total Affiliated Investment Companies (Cost $137,063,832)		137,018,128

Unaffiliated Investment Company (0.3%):
385,276	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(a)	385,276

Total Unaffiliated Investment Company (Cost $385,276)		385,276

Total Investment Securities (Cost $137,449,108)(b) — 94.9%		137,403,404
Net other assets (liabilities) — 5.1%		7,319,800

Net Assets — 100.0%		$144,723,204

Percentages indicated are based on net assets as of June 30, 2012.

(a)	The rate represents the effective yield at June 30, 2012.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Short	9/24/2012	(19)	$(1,288,580)	$(40,139)
U.S. Treasury 10-Year Note September Futures	Long	9/20/2012	13	1,733,875	(9,050)

Total					$(49,189)

See accompanying notes to the financial statements.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Growth Index Strategy Fund

Consolidated Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

AZL MVP Growth Index Strategy Fund
Assets:
Investment securities, at cost	$137,449,108

Investment securities, at value	$137,403,404
Segregated cash with broker	7,094,506
Receivable for capital shares issued	681,363
Receivable for variation margin on futures contracts	9,511

Total Assets	145,188,784

Liabilities:
Cash overdraft	9,511
Payable for investments purchased	385,276
Manager fees payable	10,860
Administration fees payable	18,943
Custodian fees payable	2,731
Administrative and compliance services fees payable	3,049
Other accrued liabilities	35,210

Total Liabilities	465,580

Net Assets	$144,723,204

Net Assets Consist of:
Capital	$145,014,542
Accumulated net investment income/(loss)	(69,680)
Accumulated net realized gains/(losses) from investment transactions	(126,765)
Net unrealized appreciation/(depreciation) on investments	(94,893)

Net Assets	$144,723,204

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,922,608
Net Asset Value (offering and redemption price per share)	$10.39

Consolidated Statement of Operations

For the Period Ended June 30, 2012

(Unaudited)

AZL MVP Growth Index Strategy Fund (a)
Expenses:
Manager fees	$44,633
Administration fees	43,237
Custodian fees	2,693
Administrative and compliance services fees	1,154
Trustee fees	2,775
Professional fees	13,351
Shareholder reports	3,278
Other expenses	2,789

Total expenses before reductions	113,910
Less expenses contractually waived/reimbursed by the Manager	(29,301)
Less expenses voluntarily waived/reimbursed by the Manager	(14,929)

Net expenses	69,680

Net Investment Income/(Loss)	(69,680)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(24,822)
Net realized gains/(losses) on futures contracts	(101,943)
Change in unrealized appreciation/depreciation on investments	(94,893)

Net Realized/Unrealized Gains/(Losses) on Investments	(221,658)

Change in Net Assets Resulting From Operations	$(291,338)

(a)	For the Period January 10, 2012 (commencement of operations) to June 30, 2012.

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Consolidated Statement of Changes in Net Assets

AZL MVP Growth Index Strategy Fund
January 10, 2012 to June 30, 2012(a)
(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(69,680)
Net realized gains/(losses) on investment transactions	(126,765)
Change in unrealized appreciation/depreciation on investments	(94,893)

Change in net assets resulting from operations	(291,338)

Capital Transactions:
Proceeds from shares issued	150,101,353
Value of shares redeemed	(5,086,811)

Change in net assets resulting from capital transactions	145,014,542

Change in net assets	144,723,204
Net Assets:
Beginning of period	—

End of period	$144,723,204

Accumulated net investment income/(loss)	$(69,680)

Share Transactions:
Shares issued	14,406,285
Shares redeemed	(483,677)

Change in shares	13,922,608

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Growth Index Strategy Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

January 10, 2012 to June 30, 2012(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	0.40 (b)

Total from Investment Activities	0.39

Net Asset Value, End of Period	$10.39

Total Return(c)	3.90%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$144,723
Net Investment Income/(Loss)(d)	(0.23)%
Expenses Before Reductions(d)(e)	0.33%
Expenses Net of Reductions(d)	0.23%
Portfolio Turnover Rate	2%

(a)	Period from commencement of operations.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Growth Index Strategy Fund

Consolidated Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index Strategy Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to derivatives is through investments in its wholly-owned and controlled subsidiary, the AZL MVP GIS Investments Trust (the “Subsidiary”).

As of June 30, 2012, the Fund’s aggregate investment in the Subsidiary was $7,084,506, representing 4.90% of the Subsidiary’s net assets.

The Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Growth Index Strategy Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Trust’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Trust, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2012, the Trust invested in futures contracts with low or negative correlations to the broad market. The futures contracts entered into by the Trust support in reducing volatility in the investment portfolios of the funds that invest in the Trust. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Trust is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Trust. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $3.0 million as of June 30, 2012. The monthly average notional amount for these contracts was $2.7 for the period ended June 30, 2012.

Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Consolidated Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$49,189

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Growth Index Strategy Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$(101,943)	$(49,189)

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.”

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate		Expense Limit
AZL MVP Growth Index Strategy Fund	0.05	%*	0.20%
AZL MVP GIS Investments Trust	1.00%		1.25%

*	The Manager voluntarily reduced the management fee to 0.05%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund or Subsidiary to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s or Subsidiary’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager. At June 30, 2012, the contractual reimbursements that are subject to repayment by the Fund or Subsidiary in subsequent years were as follows:

Expires 12/31/15
AZL MVP Growth Index Strategy Fund	$—
AZL MVP GIS Investments Trust	29,301

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2012, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Consolidated Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Growth Index Strategy Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $105 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Growth Index Strategy Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$137,018,128	$—	$137,018,128
Unaffiliated Investment Company	385,276	—	385,276

Total Investment Securities	$137,403,404	$—	$137,403,404

Other Financial Instruments:*
Futures Contracts	$(49,189)	—	$(49,189)

Total Investments	$137,354,215	$—	$137,354,215

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Growth Index Strategy Fund	$145,469,719	$1,127,086

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $137,474,482. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$742,502
Unrealized depreciation	(813,580)

Net unrealized depreciation	$(71,078)

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

At “in person” meetings held on the following dates the Board of Trustees of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) authorized the creation of and approved Management Agreements between the Trust and Allianz Investment Management LLC (the “Manager”) for the following seven new Funds (the “MVP Funds”) of the Trust:

Board of Trustees Meeting Date	New Fund
September 14, 2011	AZL MVP Fusion Moderate Fund \ AZL MVP Fusion Balanced Fund / (the “Fusion Funds”)

AZL MVP Growth Index Strategy Fund \ AZL MVP Balanced Index Strategy Fund / (the “Index Strategy Funds”)

October 26, 2011	AZL MVP BlackRock Global Allocation Fund (the “BlackRock Fund”) AZL MVP Invesco Equity and Income Fund (the “Invesco Fund”)

February 24, 2012	AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Founding Strategy Fund”)

Prior to the creation of the seven MVP Funds, the Trust had six Funds (the “Original Funds”). The MVP Funds and the Original Funds are referred to collectively as the “Funds.”

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which the Fusion Funds will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. The Manager also makes investment decisions for the other MVP Funds. For the MVP Funds, the Manager is responsible for implementing the MVP (Managed Volatility Portfolio) risk management process which is intended to adjust and manage the risk of the portfolio. As part of this process, each MVP Fund may gain exposure to derivatives by investing up to 20% of its assets in a wholly-owned subsidiary which is managed by the Manager.

For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2013.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the

12

Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement on behalf of the MVP Funds was considered and approved at “in person” Board of Trustees meetings on the dates set forth above. At such meetings the Board also approved an Expense Limitation Agreement between the Manager and the Trust covering the MVP Funds for the period ending April 30, 2013. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including hypothetical performance and estimated expense information for the MVP Funds compared to other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals. The independent (“disinterested”) Trustees also discussed the proposed approvals in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each MVP Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1)  The nature, extent and quality of services provided by the Manager.  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such

13

services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the MVP Funds under the Management Agreement.

(2)  The investment performance of the Fund and the Manager.  On the dates of the Board of Trustees meetings set forth above when the Management Agreement was approved on behalf of the MVP Funds, no historical investment performance information was available for the MVP Funds. The Trustees received from the Manager information on hypothetical calendar year performance, hypothetical relative performance, and hypothetical volatility management results for the MVP Funds. This information indicated, for example, that the implementation of the MVP risk management process reduced volatility.

(3)  The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.  The Board considered that the Manager will receive an advisory fee from each of the MVP Funds. The Manager reported that for the two Fusion Funds the advisory fee to be paid put these Funds in the 58th percentile of the customized peer group. The Manager reported that for the two Index Strategy Funds the advisory fee to be paid by these Funds put them in the 11th percentile of the customized peer group. The Manager reported that for the BlackRock Fund, the Invesco Fund, and the Founding Strategy Fund, the advisory fee to be paid put these Funds in the 18th percentile of the customized peer group. Trustees were provided with information that the estimated operating expenses for the Fusion Funds put them at the 85th and 86th percentiles and the Index Strategy Funds in the 57th and 59th percentiles of the customized peer group. Trustees were provided with information for all of the MVP Funds comparing estimated operating and total expenses for the MVP Funds versus a customized peer group.

At the Board of Trustees meeting held October 26, 2011, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2009 through June 30, 2011. The MVP Funds did not exist during this time period. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the MVP Funds’ advisory fees and anticipated expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the MVP Funds would be excessive.

(4) and (5)  The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.  The Trustees noted that the advisory fee schedules for the MVP Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with MVP Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by the MVP Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the MVP Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual MVP Funds.

14

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the MVP Funds’ advisory fee rate schedules was acceptable under each MVP Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” MVP Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the MVP Funds grow larger. The Board receives quarterly reports on the level of MVP Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2012, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

15

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® MVP Invesco Equity and Income Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Consolidated Schedule of Portfolio Investments

Consolidated Statement of Assets and Liabilities

Consolidated Statement of Operations

Consolidated Statement of Changes in Net Assets

Consolidated Financial Highlights

Consolidated Notes to the Financial Statements

Other Information

Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Invesco Equity and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Invesco Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/10/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/10/12 - 6/30/12	Annualized Expense Ratio During Period 1/10/12 - 6/30/12
AZL MVP Invesco Equity and Income Fund	$1,000.00	$1,034.00	$0.77	0.16%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period** 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
AZL MVP Invesco Equity and Income Fund	$1,000.00	$1,024.07	$0.81	0.16%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from January 10, 2012 (date of commencement of operations) to June 30, 2012 divided by the number of days in the fiscal year.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 173 days of operations during the period, and has been annualized to reflect values for the period January 1, 2012 to June 30, 2012.

Portfolio Composition

(Unaudited)

Investment	Percentage of net assets+
Fixed Income	94.4%
Money Markets	0.9

Total	95.3%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Invesco Equity and Income Fund

Consolidated Schedule of Portfolio Investments

June 30, 2012

(Unaudited)

Shares		Fair Value

Mutual Fund (94.2%):
3,308,500	AZL Invesco Equity And Income Fund	$40,529,130

Total Mutual Funds (Cost $40,121,229)		40,529,130

Unaffiliated Investment Company (0.4%):
151,880	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(a)	151,880

Total Unaffiliated Investment Company (Cost $151,880)		151,880

Total Investment Securities (Cost $40,273,109)(b) — 94.6%		40,681,010
Net other assets (liabilities) — 5.4%		2,312,862

Net Assets — 100.0%		$42,993,872

Percentages indicated are based on net assets as of June 30, 2012.

(a)	The rate represents the effective yield at June 30, 2012.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/24/12	18	$1,220,760	$42,648
U.S. Treasury 10-Year Note September Futures	Long	9/20/12	6	800,250	(3,165)

Total					$39,483

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Invesco Equity and Income Fund

Consolidated Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

AZL MVP Invesco Equity and Income Fund
Assets:
Investment securities, at cost	$40,273,109

Investment securities, at value	$40,681,010
Segregated cash with broker	2,140,702
Receivable for capital shares issued	358,575
Receivable from Manager	5,091

Total Assets	43,185,378

Liabilities:
Payable for investments purchased	151,880
Administration fees payable	15,233
Custodian fees payable	2,141
Administrative and compliance services fees payable	867
Other accrued liabilities	21,385

Total Liabilities	191,506

Net Assets	$42,993,872

Net Assets Consist of:
Capital	$42,577,120
Accumulated net investment income/(loss)	(15,704)
Accumulated net realized gains/(losses) from investment transactions	(14,928)
Net unrealized appreciation/(depreciation) on investments	447,384

Net Assets	$42,993,872

Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,156,164
Net Asset Value (offering and redemption price per share)	$10.34

Consolidated Statement of Operations

For the Period Ended June 30, 2012

(Unaudited)

AZL MVP Invesco Equity and Income Fund(a)
Expenses:
Manager fees	$14,509
Administration fees	31,257
Custodian fees	1,955
Administrative and compliance services fees	269
Trustee fees	582
Professional fees	9,916
Shareholder reports	1,639
Other expenses	1,994

Total expenses before reductions	62,121
Less expenses contractually waived/reimbursed by the Manager	(41,552)
Less expenses voluntarily waived/reimbursed by the Manager	(4,865)

Net expenses	15,704

Net Investment Income/(Loss)	(15,704)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on futures contracts	(14,928)
Change in unrealized appreciation/depreciation on investments	447,384

Net Realized/Unrealized Gains/(Losses) on Investments	432,456

Change in Net Assets Resulting From Operations	$416,752

(a)	For the Period January 10, 2012 (commencement of operations) to June 30, 2012.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Consolidated Statement of Changes in Net Assets

AZL MVP Invesco Equity and Income Fund
January 10, 2012 to June 30, 2012(a)
(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(15,704)
Net realized gains/(losses) on investment transactions	(14,928)
Change in unrealized appreciation/depreciation on investments	447,384

Change in net assets resulting from operations	416,752

Capital Transactions:
Proceeds from shares issued	42,606,716
Value of shares redeemed	(29,596)

Change in net assets resulting from capital transactions	42,577,120

Change in net assets	42,993,872
Net Assets:
Beginning of period	—

End of period	$42,993,872

Accumulated net investment income/(loss)	$(15,704)

Share Transactions:
Shares issued	4,159,048
Shares redeemed	(2,884)

Change in shares	4,156,164

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Invesco Equity and Income Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	January 10, 2012 to June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.34

Total from Investment Activities	0.34

Net Asset Value, End of Period	$10.34

Total Return(c)	3.40%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$42,994
Net Investment Income/(Loss)(d)	(0.16)%
Expenses Before Reductions(d)(e)	0.58%
Expenses Net of Reductions(d)	0.16%
Portfolio Turnover Rate	—	%(f)

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Represents less than 0.005%.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Invesco Equity and Income Fund

Consolidated Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Invesco Equity and Income Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to derivatives is through investments in its wholly-owned and controlled subsidiary, the AZL MVP IEI Investments Trust (the “Subsidiary”).

As of June 30, 2012, the Fund’s aggregate investment in the Subsidiary was $2,130,318, representing 4.95% of the Subsidiary’s net assets.

The Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Invesco Equity and Income Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Trust’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Trust, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2012, the Trust invested in futures contracts with low or negative correlations to the broad market. The futures contracts entered into by the Trust support in reducing volatility in the investment portfolios of the funds that invest in the Trust. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Trust is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Trust. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $2.0 million as of June 30, 2012. The monthly average notional amount for these contracts was $1.0 for the period ended June 30, 2012.

Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Consolidated Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Receivable for variation margin on futures contracts	$42,648	Payable for variation margin on futures contracts	$3,165

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Invesco Equity and Income Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$(14,928)	$39,483

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.”

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate		Expense Limit
AZL MVP Invesco Equity and Income Fund	0.10	%*	0.15%
AZL MVP IEI Investments Trust	1.00%		1.25%

*	The Manager voluntarily reduced the management fee to 0.05%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund or Subsidiary to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s or Subsidiary’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager. At June 30, 2012, the contractual reimbursements that are subject to repayment by the Fund or Subsidiary in subsequent years were as follows:

Expires 12/31/15
AZL MVP Invesco Equity and Income Fund	$15,118
AZL MVP IEI Investments Trust	26,434

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2012, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Consolidated Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Invesco Equity and Income Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $45 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$40,529,130	$—	$40,529,130
Unaffiliated Investment Company	151,880	—	151,880

Total Investment Securities	$40,681,010	$—	$40,681,010

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Invesco Equity and Income Fund

Consolidated Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

	Level 1	Level 2	Total
Other Financial Instruments:*
Futures Contracts	$39,483	$—	$39,483

Total Investments	$40,720,493	$—	$40,720,493

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Invesco Equity and Income Fund	$42,232,873	$—

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $40,273,109. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$407,901
Unrealized depreciation	—

Net unrealized appreciation	$407,901

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

At “in person” meetings held on the following dates the Board of Trustees of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) authorized the creation of and approved Management Agreements between the Trust and Allianz Investment Management LLC (the “Manager”) for the following seven new Funds (the “MVP Funds”) of the Trust:

Board of Trustees Meeting Date	New Fund
September 14, 2011	AZL MVP Fusion Moderate Fund \ AZL MVP Fusion Balanced Fund / (the “Fusion Funds”)

AZL MVP Growth Index Strategy Fund \ AZL MVP Balanced Index Strategy Fund / (the “Index Strategy Funds”)

October 26, 2011	AZL MVP BlackRock Global Allocation Fund (the “BlackRock Fund”) AZL MVP Invesco Equity and Income Fund (the “Invesco Fund”)

February 24, 2012	AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Founding Strategy Fund”)

Prior to the creation of the seven MVP Funds, the Trust had six Funds (the “Original Funds”). The MVP Funds and the Original Funds are referred to collectively as the “Funds.”

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which the Fusion Funds will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. The Manager also makes investment decisions for the other MVP Funds. For the MVP Funds, the Manager is responsible for implementing the MVP (Managed Volatility Portfolio) risk management process which is intended to adjust and manage the risk of the portfolio. As part of this process, each MVP Fund may gain exposure to derivatives by investing up to 20% of its assets in a wholly-owned subsidiary which is managed by the Manager.

For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2013.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the

Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement on behalf of the MVP Funds was considered and approved at “in person” Board of Trustees meetings on the dates set forth above. At such meetings the Board also approved an Expense Limitation Agreement between the Manager and the Trust covering the MVP Funds for the period ending April 30, 2013. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including hypothetical performance and estimated expense information for the MVP Funds compared to other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals. The independent (“disinterested”) Trustees also discussed the proposed approvals in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each MVP Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1)  The nature, extent and quality of services provided by the Manager.  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the MVP Funds under the Management Agreement.

(2)  The investment performance of the Fund and the Manager.  On the dates of the Board of Trustees meetings set forth above when the Management Agreement was approved on behalf of the MVP Funds, no historical investment performance information was available for the MVP Funds. The Trustees received from the Manager information on hypothetical calendar year performance, hypothetical relative performance, and hypothetical volatility management results for the MVP Funds. This information indicated, for example, that the implementation of the MVP risk management process reduced volatility.

(3)  The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.  The Board considered that the Manager will receive an advisory fee from each of the MVP Funds. The Manager reported that for the two Fusion Funds the advisory fee to be paid put these Funds in the 58th percentile of the customized peer group. The Manager reported that for the two Index Strategy Funds the advisory fee to be paid by these Funds put them in the 11th percentile of the customized peer group. The Manager reported that for the BlackRock Fund, the Invesco Fund, and the Founding Strategy Fund, the advisory fee to be paid put these Funds in the 18th percentile of the customized peer group. Trustees were provided with information that the estimated operating expenses for the Fusion Funds put them at the 85th and 86th percentiles and the Index Strategy Funds in the 57th and 59th percentiles of the customized peer group. Trustees were provided with information for all of the MVP Funds comparing estimated operating and total expenses for the MVP Funds versus a customized peer group.

At the Board of Trustees meeting held October 26, 2011, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2009 through June 30, 2011. The MVP Funds did not exist during this time period. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the MVP Funds’ advisory fees and anticipated expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the MVP Funds would be excessive.

(4) and (5)  The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.  The Trustees noted that the advisory fee schedules for the MVP Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with MVP Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by the MVP Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the MVP Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual MVP Funds.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the MVP Funds’ advisory fee rate schedules was acceptable under each MVP Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” MVP Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the MVP Funds grow larger. The Board receives quarterly reports on the level of MVP Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2012, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date August 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date August 17, 2012

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date August 17, 2012